SFT Core Bond Fund

Investments in Securities

March 31, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (98.8%)
Government Obligations (25.7%)
Other Government Obligations (1.6%)
Provincial or Local Government Obligations (1.6%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	$1,185,000	$1,557,853
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	1,176,000	1,695,066
Ohio State Water Development Authority, 4.817%, 12/01/30	250,000	300,464
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,417,288
4.926%, 10/01/51	2,055,000	2,679,809
Texas A&M University, 4.000%, 05/15/31	325,000	358,030
		8,008,510
U.S. Government Agencies and Obligations (24.1%)
Federal Home Loan Mortgage Corporation (FHLMC) (4.2%)
0.769%, 01/25/23 (1-Month USD LIBOR + 0.650%) (b)	23,240	23,268
1.059%, 10/25/29 (1-Month USD LIBOR + 0.950%) (b)	450,000	428,015
2.500%, 03/01/28	297,689	312,087
2.500%, 04/01/28	107,151	112,225
3.000%, 08/01/42	392,325	417,146
3.000%, 12/01/42	151,873	161,481
3.000%, 01/01/43	207,713	220,858
3.000%, 02/01/43	502,729	536,121
3.000%, 04/01/43	747,363	794,659
3.000%, 10/25/46	99,709	95,164
3.409%, 10/25/27 (1-Month USD LIBOR + 3.300%) (b)	698,899	712,407
3.500%, 10/01/25	108,934	116,193
3.500%, 05/01/32	138,917	149,394
3.500%, 03/01/42	611,438	663,066
3.500%, 08/01/42	475,915	517,250
3.500%, 05/25/45	454,373	452,791
3.559%, 10/25/29 (1-Month USD LIBOR + 3.450%) (b)	4,000,000	4,145,110
4.000%, 09/01/40	493,751	546,800
4.000%, 11/01/40	1,027,829	1,141,991
4.000%, 02/01/41	214,916	237,916
4.000%, 03/01/41	229,587	254,471
4.500%, 04/01/23	9,894	10,737
4.500%, 09/01/40	85,347	94,898
4.500%, 01/01/41	377,527	420,443
4.500%, 02/01/41	188,410	209,831
4.500%, 03/01/41	459,717	518,284
4.500%, 04/01/41	392,452	442,441
4.659%, 10/25/24 (1-Month USD LIBOR + 4.550%) (b)	69,925	71,199
4.909%, 05/25/28 (1-Month USD LIBOR + 4.800%) (b)	1,321,780	1,370,248
5.000%, 03/01/23	5,508	6,083
5.000%, 05/01/29	17,213	19,217
5.000%, 04/01/35	85,421	94,891
5.000%, 08/01/35	38,605	44,914
5.000%, 11/01/35	77,653	90,349
5.000%, 11/01/39	413,414	481,067
5.000%, 04/01/40	114,451	131,700
5.000%, 08/01/40	84,634	97,390
5.500%, 11/01/23	52,561	58,581
5.500%, 05/01/34	457,835	531,992
5.500%, 10/01/34	174,185	203,530
5.500%, 07/01/35	167,559	194,628
5.500%, 10/01/35	194,634	227,844
5.500%, 12/01/38	119,049	138,881
5.659%, 07/25/28 (1-Month USD LIBOR + 5.550%) (b)	2,360,920	2,479,832
6.000%, 11/01/33	232,865	278,240
6.250%, 12/15/23	16,380	17,309
6.500%, 09/01/32	23,561	27,866
6.500%, 11/01/32	22,079	25,750
6.500%, 06/01/36	146,255	175,243

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

7.000%, 12/01/37	$37,863	$43,946
		20,545,747
Federal National Mortgage Association (FNMA) (5.0%)
2.500%, 03/01/27	168,888	176,939
2.500%, 11/01/27	277,997	289,335
2.500%, 03/01/28	190,692	199,672
2.500%, 07/01/28	268,303	281,265
3.000%, 06/01/22	21,177	22,317
3.000%, 09/01/22	16,394	17,277
3.000%, 11/01/27	118,512	125,169
3.000%, 06/01/28	106,637	113,571
3.000%, 09/01/42	105,801	112,495
3.000%, 01/01/46	231,656	242,823
3.500%, 11/01/25	128,826	137,447
3.500%, 01/01/26	156,782	167,281
3.500%, 12/01/32	131,148	141,697
3.500%, 11/01/40	348,109	378,666
3.500%, 01/01/41	424,665	460,506
3.500%, 02/01/41	545,771	591,682
3.500%, 04/01/41	238,999	259,710
3.500%, 11/01/41	1,489,256	1,618,325
3.500%, 12/01/41	332,670	359,465
3.500%, 05/01/42	151,453	164,567
3.500%, 01/01/43	358,934	388,846
3.500%, 02/01/43	382,489	418,023
3.500%, 05/01/43	1,355,901	1,477,035
3.759%, 09/25/29 (1-Month USD LIBOR + 3.650%) (b)	185,968	191,051
4.000%, 12/01/40	67,429	74,317
4.000%, 04/01/41	851,257	942,368
4.000%, 09/01/41	305,676	336,828
4.000%, 11/01/41	148,192	163,297
4.000%, 06/01/42	419,286	461,824
4.000%, 09/01/43	283,831	314,250
4.409%, 02/25/25 (1-Month USD LIBOR + 4.300%) (b)	951,133	962,452
4.500%, 04/01/21	3	3
4.500%, 04/01/25	19,641	20,757
4.500%, 05/25/34	537,000	599,182
4.500%, 05/01/35	130,273	143,727
4.500%, 07/01/35	316,408	350,731
4.500%, 09/01/37	119,541	132,960
4.500%, 06/01/39	121,867	137,409
4.500%, 04/01/41	1,073,436	1,214,942
4.500%, 07/01/41	771,982	866,546
4.500%, 07/01/47	314,350	350,299
4.509%, 01/25/24 (1-Month USD LIBOR + 4.400%) (b)	59,370	60,705
4.559%, 01/25/29 (1-Month USD LIBOR + 4.450%) (b)	1,220,401	1,269,767
5.000%, 06/25/23	27,696	28,686
5.000%, 07/01/23	20,987	23,180
5.000%, 11/01/33	142,443	164,583
5.000%, 03/01/34	102,295	115,905
5.000%, 05/01/34	25,379	29,254
5.000%, 12/01/34	144,155	166,741
5.000%, 07/01/35	128,319	148,908
5.000%, 08/01/35	46,261	53,784
5.000%, 03/01/38	69,328	80,664
5.000%, 04/01/38	95,401	111,007
5.000%, 06/01/39	83,576	96,784
5.000%, 12/01/39	318,030	370,065
5.000%, 06/01/40	45,712	53,193
5.000%, 04/01/41	297,533	346,124
5.500%, 08/01/23	12,739	14,198
5.500%, 02/01/24	21,267	23,703
5.500%, 04/01/33	444,832	517,462
5.500%, 05/01/33	6,732	7,853
5.500%, 12/01/33	51,732	60,362
5.500%, 01/01/34	100,839	117,661
5.500%, 02/01/34	101,925	117,080
5.500%, 03/01/34	170,221	195,911
5.500%, 04/01/34	96,931	112,958
5.500%, 05/01/34	4,254	4,762

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

5.500%, 09/01/34	$138,633	$157,289
5.500%, 10/01/34	39,379	46,065
5.500%, 01/01/35	64,658	75,564
5.500%, 02/01/35	200,070	231,143
5.500%, 04/01/35	176,608	206,678
5.500%, 06/01/35	19,668	22,238
5.500%, 08/01/35	101,699	118,495
5.500%, 10/01/35	252,361	295,424
5.500%, 11/01/35	49,549	58,212
5.500%, 09/01/36	85,735	100,322
5.500%, 12/01/39	57,877	67,694
6.000%, 08/01/23	17,735	18,406
6.000%, 09/01/32	9,920	11,819
6.000%, 10/01/32	330,192	391,734
6.000%, 11/01/32	338,455	404,663
6.000%, 03/01/33	295,012	351,610
6.000%, 12/01/33	93,481	111,581
6.000%, 08/01/34	35,902	41,813
6.000%, 09/01/34	15,598	18,634
6.000%, 11/01/34	11,940	13,641
6.000%, 12/01/34	78,479	93,623
6.000%, 11/01/36	9,924	11,853
6.000%, 01/01/37	97,457	116,384
6.000%, 08/01/37	60,747	72,184
6.000%, 12/01/37	1,007	1,130
6.000%, 10/01/38	108,744	130,114
6.500%, 11/01/23	12,127	12,662
6.500%, 12/01/31	46,713	54,698
6.500%, 02/01/32	153,460	180,961
6.500%, 04/01/32	105,846	124,676
6.500%, 05/01/32	25,078	28,323
6.500%, 07/01/32	205,190	238,442
6.500%, 08/01/32	85,373	99,055
6.500%, 09/01/32	54,063	63,011
6.500%, 10/01/32	72,517	84,742
6.500%, 09/01/34	9,339	10,738
6.500%, 11/01/34	3,261	3,805
6.500%, 03/01/35	58,471	69,225
6.500%, 02/01/36	6,643	7,456
6.500%, 09/01/37	61,980	71,131
6.500%, 11/01/37	36,126	42,894
7.000%, 07/01/31	46,120	55,414
7.000%, 09/01/31	129,493	150,441
7.000%, 11/01/31	141,528	162,625
7.000%, 02/01/32	61,968	72,531
7.000%, 03/01/32	13,775	16,484
7.000%, 07/01/32	52,161	60,135
7.000%, 10/01/37	14,928	16,016
7.500%, 07/25/22	1,426	1,441
7.500%, 04/01/31	49,677	55,438
7.500%, 05/01/31	18,770	21,386
		24,570,399
Government National Mortgage Association (GNMA) (2.0%)
0.004%, 06/17/45 (b) (c)	334,086	33
0.643%, 07/16/40 (b) (c)	18,388	—
1.000%, 12/20/42	64,275	62,658
3.000%, 03/15/45	844,676	884,481
3.000%, 04/15/45	1,339,995	1,402,589
3.000%, 05/15/45	108,922	114,276
3.250%, 04/20/33	124,313	130,379
3.250%, 03/20/35	984,278	1,041,938
3.250%, 11/20/35	498,081	527,493
3.250%, 01/20/36	827,450	876,187
3.500%, 11/15/40	63,281	68,086
3.500%, 04/20/46	470,432	501,953
3.750%, 03/20/46	726,087	811,089
4.000%, 07/20/31	285,975	316,595
4.000%, 04/20/39	199,311	215,436
4.000%, 12/20/40	564,327	626,600
4.000%, 01/15/41	31,685	35,066

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

4.000%, 02/15/41	$236,956	$262,221
4.000%, 10/15/41	158,416	175,418
4.000%, 12/20/44	79,708	88,183
4.500%, 06/15/40	162,166	183,372
5.000%, 05/15/33	48,168	54,256
5.000%, 12/15/39	62,124	71,075
5.000%, 01/15/40	603,464	702,730
5.000%, 07/15/40	123,701	141,026
5.500%, 07/15/38	171,901	202,147
5.500%, 10/15/38	230,374	269,762
8.500%, 10/15/22	3,590	3,604
		9,768,653
U.S. Treasury (12.9%)
U.S. Treasury Bond
1.125%, 08/15/40	2,988,000	2,422,147
1.625%, 11/15/50	8,450,000	7,013,500
1.875%, 02/15/41	2,645,000	2,456,544
5.375%, 02/15/31 (d)	5,115,000	6,835,119
U.S. Treasury Note
0.125%, 01/15/24	5,000,000	4,974,219
0.375%, 12/31/25	2,760,000	2,694,127
0.500%, 02/28/26	2,820,000	2,763,380
0.500%, 05/31/27	5,020,000	4,795,277
0.625%, 12/31/27	8,000,000	7,611,562
1.125%, 02/29/28	9,000,000	8,834,062
1.125%, 02/15/31	10,558,000	9,967,412
1.500%, 01/31/27	1,500,000	1,528,828
1.750%, 12/31/24	965,000	1,006,314
2.250%, 02/15/27 (d)	150,000	159,240
2.750%, 02/15/28	200,000	218,000
		63,279,731
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, 7.793%, 02/15/25	15,876	17,149
Total government obligations (cost: $122,822,424)		126,190,189
Asset-Backed Securities (13.1%)
AmeriCredit Automobile Receivables Trust
2.740%, 12/08/22	1,250,000	1,254,893
3.180%, 07/18/23	3,250,000	3,340,363
Bank of The West Auto Trust, 3.210%, 04/15/25 (e)	2,293,000	2,337,113
Bear Stearns Asset Backed Securities Trust, 1.084%, 02/25/34 (1-Month USD LIBOR + 0.975%) (b)	361,951	358,723
CarMax Auto Owner Trust, 2.950%, 11/15/23	1,950,000	1,995,711
Chase Funding Trust
0.669%, 02/25/33 (1-Month USD LIBOR + 0.560%) (b)	150,059	143,945
0.749%, 08/25/32 (1-Month USD LIBOR + 0.640%) (b)	94,443	90,591
Chesapeake Funding II LLC
3.260%, 11/15/29 (e)	375,000	379,735
3.380%, 08/15/29 (e)	275,000	276,354
3.570%, 04/15/30 (e)	1,200,000	1,218,581
Commonbond Student Loan Trust
2.550%, 05/25/41 (e)	213,214	218,665
5.280%, 05/25/41 (e)	31,305	33,956
Commonbond Student Loan Trust 2018-A-GS
0.609%, 02/25/44 (1-Month USD LIBOR + 0.500%) (b) (e)	452,777	449,700
3.210%, 02/25/44 (e)	1,144,574	1,189,669
Commonbond Student Loan Trust 2019-A-GS, 2.540%, 01/25/47 (e)	2,522,103	2,587,426
Commonbond Student Loan Trust 2021-A-GS, 1.200%, 03/25/52 (e)	950,000	949,406
Drive Auto Receivables Trust
3.530%, 12/15/23 (e)	220,369	223,293
3.990%, 01/15/25	2,787,350	2,843,286
5.300%, 07/15/24 (e)	924,244	929,076
Earnest Student Loan Program LLC
2.650%, 01/25/41 (e)	1,508,898	1,519,625
2.720%, 01/25/41 (e)	132,331	132,648
3.020%, 05/25/34 (e)	173,549	173,761
GM Financial Consumer Automobile Receivables Trust, 2.770%, 07/17/23	800,000	808,832
Home Partners of America 2018-1 Trust, 1.008%, 07/17/37 (1-Month USD LIBOR + 0.900%) (b) (e)	1,139,719	1,141,642
Invitation Homes 2018-SFR1 Trust
1.358%, 03/17/37 (1-Month USD LIBOR + 1.250%) (b) (e)	3,500,000	3,506,029

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

1.558%, 03/17/37 (1-Month USD LIBOR + 1.450%) (b) (e)	$999,636	$1,001,359
Invitation Homes 2018-SFR3 Trust
1.108%, 07/17/37 (1-Month USD LIBOR + 1.000%) (b) (e)	1,953,727	1,957,378
1.758%, 07/17/37 (1-Month USD LIBOR + 1.650%) (b) (e)	1,500,000	1,505,537
Invitation Homes 2018-SFR4 Trust, 1.508%, 01/17/38 (1-Month USD LIBOR + 1.400%) (b) (e)	5,050,000	5,079,005
Invitation Homes Trust, 1.386%, 06/17/37 (1-Month USD LIBOR + 1.280%) (b) (e)	1,500,000	1,503,955
Kubota Credit Owner Trust 2020-2, 0.410%, 06/15/23 (e)	2,130,101	2,131,860
Morgan Stanley Dean Witter Capital I, Inc., 0.669%, 08/25/32 (1-Month USD LIBOR + 0.560%) (b)	178,343	174,343
Navient Private Education Refi Loan Trust
1.310%, 01/15/69 (e)	1,926,457	1,938,470
0.940%, 07/15/69 (e)	2,800,000	2,797,271
Progress Residential 2019-SFR2 Trust, 3.446%, 05/17/36 (e)	2,500,000	2,541,894
Progress Residential Trust, 3.565%, 08/17/34 (e)	1,525,000	1,535,832
Saxon Asset Securities Trust, 0.649%, 03/25/35 (1-Month USD LIBOR + 0.540%) (b)	270,238	259,308
Sofi Professional Loan Program 2017-F LLC, 2.840%, 01/25/41 (e)	912,685	934,008
Sofi Professional Loan Program 2018-A LLC, 2.950%, 02/25/42 (e)	891,318	909,391
SoFi Professional Loan Program LLC, 2.650%, 09/25/40 (e)	688,871	704,370
Towd Point Mortgage Trust
3.000%, 06/25/58 (b) (e)	2,899,514	3,023,465
3.750%, 04/25/55 (b) (e)	2,505,000	2,666,336
4.100%, 11/25/57 (b) (e)	3,154,000	3,393,063
Tricon American Homes Trust, 1.832%, 11/17/39 (e)	975,000	947,986
Volvo Financial Equipment LLC Series 2018-1, 3.060%, 12/15/25 (e)	1,300,000	1,313,521
Total asset-backed securities (cost: $63,645,167)		64,421,375
Other Mortgage-Backed Securities (11.6%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (6.1%)
Agate Bay Mortgage Trust, 3.772%, 01/25/45 (b) (e)	170,806	174,509
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	33,939	32,146
Bellemeade Re 2018-1, Ltd., 1.709%, 04/25/28 (1-Month USD LIBOR + 1.600%) (b) (e) (f)	961,413	961,713
Bellemeade Re 2018-3, Ltd., 1.959%, 10/25/28 (1-Month USD LIBOR + 1.850%) (b) (e) (f)	2,073,741	2,085,189
Citigroup Mortgage Loan Trust, Inc., 3.000%, 09/25/64 (b) (e)	300,005	309,241
CSMC Trust
3.313%, 08/25/43 (b) (e)	2,284,295	2,317,822
3.500%, 06/25/47 (b) (e)	2,550,000	2,600,875
Eagle RE 2020-1 Ltd., 1.559%, 01/25/30(b) (e)	4,725,000	4,653,248
GS Mortgage-Backed Securities Trust, 2.700%, 07/25/44 (b) (e)	2,110,021	2,040,759
JP Morgan Mortgage Trust
2.534%, 11/25/33 (b)	72,277	72,688
3.324%, 10/25/46 (b) (e)	280,756	285,012
3.411%, 06/25/29 (b) (e)	155,629	159,934
3.608%, 05/25/43 (b) (e)	174,103	174,073
3.550%, 10/25/45 (b) (e)	1,375,000	1,335,625
2.500%, 08/25/51 (b) (e)	2,400,000	2,327,625
MRFC Mortgage Pass-Through Trust Series 1998-2, 6.750%, 06/25/28	4,408	4,470
Prudential Home Mortgage Securities, 7.630%, 09/28/24 (b) (e)	277	269
Radnor RE 2019-1, Ltd., 2.059%, 02/25/29 (1-Month USD LIBOR + 1.950%) (b) (e) (f)	726,645	728,607
Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (b)	2,602,000	2,631,634
4.000%, 08/25/56 (b) (e)	1,200,000	1,227,216
Sequoia Mortgage Trust
3.154%, 11/25/30 (b) (e)	449,665	457,690
3.511%, 06/25/43 (b)	1,022,750	1,031,099
3.714%, 07/25/45 (b) (e)	346,795	358,881
3.893%, 01/25/45 (b) (e)	241,065	247,630
Shellpoint Co-Originator Trust, 3.650%, 04/25/47 (b) (e)	1,483,457	1,463,189
Structured Asset Mortgage Investments, Inc., 6.750%, 05/02/30 (b)	9,487	357
WinWater Mortgage Loan Trust 2015-4, 3.729%, 06/20/45 (b) (e)	2,217,006	2,249,292
		29,930,793
Commercial Mortgage-Backed Securities (5.5%)
BAMLL Commercial Mortgage Securities Trust 2014-520M, 4.185%, 08/15/46 (b) (e)	1,350,000	1,477,870
BB-UBS Trust, 4.026%, 11/05/36 (b) (e)	1,000,000	953,878
CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	500,000	550,599
Citigroup Commercial Mortgage Trust 2018-TBR, 0.936%, 12/15/36 (1-Month USD LIBOR + 0.830%) (b) (e)	4,000,000	3,985,272
CSMC Trust, 3.304%, 09/15/37 (e)	357,244	364,960
Hometown Commercial Mortgage, 6.057%, 06/11/39 e)	28,292	12,930
Irvine Core Office Trust, 2.068%, 05/15/48 (e)	119,061	120,969
JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	1,000,000	1,098,988
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	225,000	247,979

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (e)	$700,000	$697,445
One Market Plaza Trust, 3.614%, 02/10/32 (e)	2,500,000	2,556,447
One Park Mortgage Trust, 0.806%, 03/15/36 (1-Month USD LIBOR + 0.700%) (b) (e)	3,050,000	3,039,606
UBS Commercial Mortgage Trust
3.580%, 12/15/50	3,500,000	3,817,140
3.724%, 06/15/50	2,750,000	2,962,710
4.061%, 12/15/50 (b)	1,505,000	1,673,780
Wells Fargo Commercial Mortgage Trust
3.184%, 04/15/50	1,544,000	1,657,220
3.637%, 06/15/48	1,905,000	2,080,270
		27,298,063
Total other mortgage-backed securities (cost: $56,569,228)		57,228,856
Corporate Obligations (48.4%)
Communications (3.1%)
Media (0.5%)
Comcast Corp., 3.300%, 04/01/27	2,120,000	2,310,048
Telecommunication (2.6%)
AT&T, Inc.
2.300%, 06/01/27	650,000	663,947
3.550%, 09/15/55 (e)	4,012,000	3,663,659
3.650%, 06/01/51	650,000	627,158
Crown Castle Towers LLC, 3.222%, 05/15/42 (e)	2,375,000	2,389,149
Verizon Communications, Inc.
1.298%, 05/15/25 (3-Month USD LIBOR + 1.100%) (b)	1,500,000	1,533,750
3.550%, 03/22/51	3,050,000	3,036,494
3.700%, 03/22/61	1,015,000	997,573
		12,911,730
Consumer Cyclical (1.4%)
Auto/Truck Parts & Equipment — Original (1.1%)
General Motors Financial Co., Inc., 1.075%, 04/09/21 (3-Month USD LIBOR + 0.850%) (b)	1,650,000	1,650,132
Hyundai Capital America
2.850%, 11/01/22 (e)	3,000,000	3,093,769
3.250%, 09/20/22 (e)	625,000	647,375
		5,391,276
Retail (0.3%)
AutoZone, Inc., 3.625%, 04/15/25	1,375,000	1,496,849

Consumer, Non-cyclical (2.7%)
Agricultural Operations (0.2%)
Bunge, Ltd. Finance Corp., 1.630%, 08/17/25	1,000,000	1,000,034

Agricultural Products (0.2%)
Altria Group, Inc., 5.800%, 02/14/39	955,000	1,164,420

Drugstore Chains (1.0%)
CVS Pass-Through Trust
5.298%, 01/11/27 (e)	825,269	904,808
5.880%, 01/10/28	299,718	345,256
6.036%, 12/10/28	1,839,198	2,145,439
6.943%, 01/10/30	1,313,063	1,585,328
		4,980,831
Food (0.3%)
Ingredion, Inc., 3.900%, 06/01/50	1,160,000	1,221,371

Pharmaceuticals (0.8%)
Johnson & Johnson, 2.250%, 09/01/50	1,750,000	1,550,513
Viatris, Inc.
2.300%, 06/22/27 (e)	1,400,000	1,407,752
3.850%, 06/22/40 (e)	1,000,000	1,019,645
		3,977,910
Public Thoroughfares (0.2%)
Transurban Finance Co. Pty, Ltd., 2.450%, 03/16/31 (e) (f)	1,100,000	1,067,667

Energy (7.9%)
Oil & Gas (1.1%)
Chevron USA, Inc., 3.900%, 11/15/24	2,035,000	2,240,015

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

Equinor ASA, 3.000%, 04/06/27 (f)	$2,800,000	$2,996,995
		5,237,010
Oil, Gas & Consumable Fuels (1.6%)
HollyFrontier Corp., 2.625%, 10/01/23	1,700,000	1,751,587
Marathon Petroleum Corp., 5.850%, 12/15/45	2,270,000	2,684,231
The Williams Cos., Inc., 3.350%, 08/15/22	628,000	646,156
Valero Energy Corp., 1.334%, 09/15/23 (3-Month USD LIBOR + 1.150%) (b)	2,500,000	2,508,464
		7,590,438
Pipelines (5.2%)
Boardwalk Pipelines L.P.
3.400%, 02/15/31	450,000	449,309
4.450%, 07/15/27	1,513,000	1,673,169
4.800%, 05/03/29	1,095,000	1,209,750
4.950%, 12/15/24	1,000,000	1,119,624
El Paso Natural Gas Co. LLC, 8.375%, 06/15/32	675,000	951,507
Enterprise Products Operating LLC, 2.968%, 06/01/67 (3-Month USD LIBOR + 2.778%) (b)	2,180,000	1,896,600
EQM Midstream Partners L.P., 6.500%, 07/15/48	975,000	972,563
Gray Oak Pipeline LLC
2.600%, 10/15/25 (e)	1,400,000	1,420,114
3.450%, 10/15/27 (e)	1,525,000	1,573,063
MPLX L.P.
1.285%, 09/09/22 (3-Month USD LIBOR + 1.100%) (b)	2,230,000	2,231,156
5.500%, 02/15/49	1,700,000	1,991,946
Sabine Pass Liquefaction LLC, 4.500%, 05/15/30	825,000	925,209
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,580,243
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,588,667
Western Midstream Operating L.P.
3.950%, 06/01/25	2,250,000	2,310,772
6.500%, 02/01/50	1,665,000	1,800,281
		25,693,973
Financial (15.5%)
Banks (10.7%)
Athene Global Funding, 3.000%, 07/01/22 (e)	1,275,000	1,314,316
Bank of America Corp., 3.974%, 02/07/30 (3-Month USD LIBOR + 1.210%) (b)	4,040,000	4,463,463
BBVA USA
3.500%, 06/11/21	850,000	852,745
3.875%, 04/10/25	2,500,000	2,730,517
Citibank NA, 0.782%, 05/20/22 (3-Month USD LIBOR + 0.600%) (b)	3,650,000	3,652,536
Citigroup, Inc., 3.875%, 02/18/26 (5-Year CMT + 3.417%) (b)	2,225,000	2,214,609
Citizens Bank NA/Providence, 1.143%, 03/29/23 (3-Month USD LIBOR + 0.950%) (b)	3,150,000	3,192,943
Discover Bank, 3.450%, 07/27/26	1,900,000	2,055,201
HSBC Holdings PLC, 3.262%, 03/13/23 (3-Month USD LIBOR + 1.055%) (b) (f)	1,875,000	1,921,018
JPMorgan Chase & Co.
3.540%, 05/01/28 (3-Month USD LIBOR + 1.380%) (b)	1,500,000	1,631,658
3.558%, 07/01/21 (3-Month USD LIBOR + 3.320%) (b)	1,700,000	1,692,350
3.682%, 04/30/21 (3-Month USD LIBOR + 3.470%) (b)	734,000	732,716
4.600%, 02/01/25 (b)	1,175,000	1,188,630
Midwest Connector Capital Co. LLC, 3.625%, 04/01/22 (e)	2,300,000	2,332,845
Morgan Stanley
0.529%, 01/25/24 (SOFRRATE + 0.455%) (b)	3,700,000	3,693,126
3.125%, 07/27/26	800,000	861,608
5.500%, 07/28/21	740,000	752,161
Regions Financial Corp., 3.800%, 08/14/23	1,675,000	1,796,530
Synovus Financial Corp., 3.125%, 11/01/22	2,580,000	2,666,706
The Goldman Sachs Group, Inc., 0.992%, 10/31/22 (3-Month USD LIBOR + 0.780%) (b)	1,050,000	1,053,536
Truist Bank, 0.782%, 05/17/22 (3-Month USD LIBOR + 0.590%) (b)	2,850,000	2,866,090
Truist Financial Corp., 5.050%, 12/15/24 (3-Month USD LIBOR + 3.102%) (b)	1,770,000	1,794,337
US Bancorp
3.000%, 07/30/29	765,000	802,182
5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%) (b)	800,000	877,400
Wells Fargo & Co.
2.393%, 06/02/28 (b)	4,125,000	4,225,944
3.000%, 10/23/26	1,100,000	1,176,064
		52,541,231
Diversified Financial Services (1.9%)
DY7 Leasing LLC, 2.578%, 12/10/25	49,758	52,013
Helios Leasing I LLC, 1.825%, 05/16/25	56,974	58,360

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

Main Street Capital Corp., 3.000%, 07/14/26	$2,550,000	$2,530,959
Pine Street Trust I, 4.572%, 02/15/29 (e)	1,450,000	1,628,353
Sixth Street Specialty Lending, Inc., 3.875%, 11/01/24	1,305,000	1,369,181
The Charles Schwab Corp., 4.625%, 03/01/22 (3-Month USD LIBOR + 3.315%) (b)	2,200,000	2,223,342
USAA Capital Corp., 1.500%, 05/01/23 (e)	1,250,000	1,276,941
		9,139,149
Finance (0.4%)
State Street Corp., 2.200%, 03/03/31	2,001,000	1,947,407

Insurance (2.1%)
Equitable Financial Life Global Funding, 1.400%, 07/07/25 (e)	2,450,000	2,447,728
Kemper Corp., 2.400%, 09/30/30	2,785,000	2,673,503
Liberty Mutual Group, Inc., 4.300%, 02/01/61 (e)	1,225,000	1,100,951
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (e)	2,500,000	2,802,168
Unum Group, 5.750%, 08/15/42	1,300,000	1,514,652
		10,539,002
Real Estate Investment Trust — Office Property (0.4%)
SL Green Operating Partnership L.P., 1.174%, 08/16/21 (3-Month USD LIBOR + 0.980%) (b)	2,000,000	2,000,054

Health Care (1.3%)
Health Care Providers & Services (1.3%)
NYU Langone Hospitals, 4.428%, 07/01/42	1,480,000	1,727,577
Sinai Health System, 3.034%, 01/20/36	1,255,000	1,294,016
The New York and Presbyterian Hospital
2.256%, 08/01/40	3,175,000	2,833,771
2.606%, 08/01/60	650,000	552,272
		6,407,636
Industrials (0.9%)
Aerospace & Defense (0.2%)
General Dynamics Corp., 3.000%, 05/11/21	1,150,000	1,153,186

Transportation (0.7%)
CSX Corp.
4.250%, 11/01/66	1,085,000	1,228,150
4.750%, 11/15/48	625,000	749,110
Kansas City Southern, 3.125%, 06/01/26	1,500,000	1,603,542
		3,580,802
Technology (0.8%)
Computers (0.8%)
Dell International LLC / EMC Corp., 5.300%, 10/01/29 (e)	1,475,000	1,724,352
Leidos, Inc., 2.950%, 05/15/23 (e)	1,950,000	2,038,588
		3,762,940
Transportation (4.4%)
Airlines (4.4%)
Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 11/15/22 (e) (f)	634,631	637,354
Air Canada 2017-1 Class A Pass Through Trust, 3.550%, 07/15/31 (e) (f)	1,896,600	1,790,188
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	779,646	739,954
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/26	651,250	606,267
British Airways 2019-1 Class A Pass Through Trust, 3.350%, 12/15/30 (e)	1,348,509	1,298,987
British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/34 (e)	916,948	960,198
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	1,163,905	1,189,487
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/29	1,814,159	1,837,450
Hawaiian Airlines 2013-1 Class B Pass Through Certificates, 4.950%, 07/15/23	1,524,381	1,511,151
JetBlue 2020-1 Class A Pass Through Trust, 4.000%, 05/15/34	860,000	927,157
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	350,300	355,765
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	1,347,205	1,375,805
United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/27	869,375	858,394
United Airlines 2019-2 Class B Pass Through Trust, 3.500%, 11/01/29	1,448,319	1,409,151
United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/29	1,951,650	2,163,462
United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 07/15/27	1,300,000	1,348,750
US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	1,564,028	1,568,446
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	997,442	1,001,738
		21,579,704
Utilities (10.4%)
Electric Companies (0.5%)
Indianapolis Power & Light Co., 4.700%, 09/01/45 (e)	1,900,000	2,215,092

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

Electric Utilities (5.9%)
Cleco Corporate Holdings LLC, 3.743%, 05/01/26	$1,125,000	$1,220,590
Entergy Mississippi LLC, 3.250%, 12/01/27	1,100,000	1,176,793
Entergy Texas, Inc., 3.450%, 12/01/27	1,885,000	2,012,463
Eversource Energy, 3.800%, 12/01/23	2,400,000	2,593,182
Exelon Generation Co. LLC, 3.250%, 06/01/25	1,430,000	1,526,182
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	2,000,000	2,305,212
IPALCO Enterprises, Inc., 3.700%, 09/01/24	1,175,000	1,269,087
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	2,027,970
Pacific Gas and Electric Co.
1.750%, 06/16/22	2,000,000	2,003,028
4.500%, 07/01/40	2,425,000	2,453,637
PacifiCorp, 3.300%, 03/15/51	1,410,000	1,398,408
PPL Capital Funding, Inc., 2.864%, 03/30/67 (3-Month USD LIBOR + 2.665%) (b)	2,175,000	2,038,410
The AES Corp.
1.375%, 01/15/26 (e)	620,000	604,010
3.300%, 07/15/25 (e)	1,825,000	1,936,069
Vistra Operations Co. LLC, 3.700%, 01/30/27 (e)	1,275,000	1,327,367
Xcel Energy, Inc., 3.500%, 12/01/49	3,040,000	3,032,491
		28,924,899
Electric — Integrated (2.0%)
Ameren Corp., 3.500%, 01/15/31	2,150,000	2,278,408
Exelon Corp.
4.050%, 04/15/30	1,000,000	1,109,276
4.700%, 04/15/50	1,410,000	1,683,971
Florida Power & Light Co.
0.599%, 07/28/23 (3-Month USD LIBOR + 0.380%) (b)	3,200,000	3,200,069
2.850%, 04/01/25	1,450,000	1,545,717
		9,817,441
Gas Utilities (2.0%)
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,800,000	1,744,366
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	2,605,000	2,877,073
4.400%, 05/30/47	775,000	854,737
6.000%, 10/01/34	1,090,000	1,405,213
The East Ohio Gas Co.
1.300%, 06/15/25 (e)	1,380,000	1,375,527
3.000%, 06/15/50 (e)	1,685,000	1,562,829
		9,819,745
Total corporate obligations (cost: $230,956,699)		237,471,845
Total long-term debt securities (cost: $473,993,518)		485,312,265

	Shares
Short-Term Securities (1.0%)
Investment Companies (1.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.036%	4,864,059	4,864,059
Total short-term securities (cost: $4,864,059)		4,864,059
Total investments in securities (cost: $478,857,577) (g)		490,176,324
Cash and other assets in excess of liabilities (0.2%)		740,901
Total net assets (100.0%)		$490,917,225

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)	Variable rate security.

(c)	Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

Holdings of Open Futures Contracts

On March 31, 2021, securities with an aggregate market value of $1,442,449 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
5 Year U.S. Treasury Note	June 2021	158	Long	$19,735,570	$19,496,953	$(238,617)
10 Year U.S. Ultra	June 2021	124	Short	(18,442,743)	(17,817,250)	625,493
U.S. Long Bond	June 2021	252	Long	40,529,315	38,957,625	(1,571,690)
U.S. Ultra Bond	June 2021	58	Short	(11,040,692)	(10,510,687)	530,004
					$30,126,641	$(654,810)

(e)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(f)	Foreign security: The Fund held 2.5% of net assets in foreign securities at March 31, 2021.

(g)	At March 31, 2021 the cost of investments for federal income tax purposes was $478,373,623. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$17,466,782
Gross unrealized depreciation	(6,318,891)
Net unrealized appreciation	$11,147,891

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund

Investments in Securities

March 31, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (26.0%)
Government Obligations (2.4%)
U.S. Government Agencies and Obligations (2.4%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.1%)
3.000%, 09/01/43	$80,073	$84,804
3.500%, 10/01/44	102,527	110,235
3.500%, 11/01/44	98,846	106,241
3.500%, 12/01/44	107,025	115,016
		416,296
Federal National Mortgage Association (FNMA) (0.1%)
3.000%, 04/01/43	130,912	139,185
3.000%, 05/01/43	45,841	48,493
3.000%, 06/01/43	178,647	189,943
3.500%, 08/01/42	77,451	84,179
3.500%, 02/01/43	95,622	104,506
		566,306
U.S. Treasury (2.2%)
U.S. Treasury Note, 2.625%, 12/15/21 (b)	15,000,000	15,270,117
Total government obligations (cost: $15,901,371)		16,252,719

Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank 2019-BNK18, 3.584%, 05/15/62	1,500,000	1,637,654
Total other mortgage-backed securities (cost: $1,544,118)		1,637,654

Corporate Obligations (23.4%)
Basic Materials (0.2%)
Chemicals (0.2%)
Nutrien, Ltd., 3.000%, 04/01/25 (c)	1,000,000	1,060,439

Mining (0.0%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (c)	122,000	124,796

Communications (1.6%)
Cable/Satellite TV (0.3%)
Comcast Corp.
4.200%, 08/15/34 (b)	500,000	572,008
4.650%, 07/15/42 (b)	250,000	301,348
6.400%, 05/15/38	1,000,000	1,427,413
		2,300,769
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
2.550%, 12/01/33 (d)	943,000	893,977
3.550%, 09/15/55 (d)	1,405,000	1,283,011
3.800%, 12/01/57 (d)	75,000	71,032
4.500%, 05/15/35	1,000,000	1,126,822
Verizon Communications, Inc., 2.987%, 10/30/56 (d)	1,194,000	1,050,177
		4,425,019
Internet & Catalog Retail (0.2%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	1,139,512

Media (0.2%)
ViacomCBS, Inc.
3.500%, 01/15/25	750,000	804,823
4.000%, 01/15/26	250,000	275,293
		1,080,116
Telecommunication (0.2%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (d)	1,000,000	1,065,848
Vodafone Group PLC, 4.125%, 05/30/25 (c)	500,000	559,011
		1,624,859

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund

Investments in Securities – continued

Wireless Telecommunication Services (0.0%)
Rogers Communications, Inc., 4.100%, 10/01/23 (c)	$250,000	$269,101

Consumer Cyclical (0.7%)
Auto/Truck Parts & Equipment — Original (0.1%)
Harley-Davidson Financial Services, Inc., 3.550%, 05/21/21 (d)	575,000	577,309

Food & Staples Retailing (0.2%)
The Kroger Co., 4.450%, 02/01/47	1,000,000	1,124,330

Home Furnishings (0.1%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,097,398

Retail (0.3%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	1,069,245
Target Corp., 3.500%, 07/01/24 (b)	750,000	819,066
		1,888,311
Consumer Staples (0.6%)
Consumer Products — Miscellaneous (0.1%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (d)	750,000	798,002

Food Products (0.1%)
General Mills, Inc., 3.000%, 02/01/51 (d)	1,002,000	933,685

Household Products (0.2%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	1,145,340

Personal Care (0.2%)
The Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,156,407

Consumer, Non-cyclical (1.4%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	1,134,251

Commercial Service — Finance (0.0%)
Moody’s Corp., 4.875%, 02/15/24	250,000	276,350

Diagnostic Equipment (0.4%)
Abbott Laboratories
3.875%, 09/15/25	750,000	831,578
4.750%, 11/30/36	1,000,000	1,236,181
4.750%, 04/15/43	250,000	317,940
		2,385,699
Drugstore Chains (0.0%)
CVS Pass-Through Trust, 6.943%, 01/10/30	146,221	176,540

Food (0.3%)
Mars, Inc., 3.950%, 04/01/49 (d)	1,000,000	1,122,973
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,225,188
		2,348,161
Pharmaceuticals (0.5%)
AbbVie, Inc., 3.800%, 03/15/25	670,000	732,721
Bristol-Myers Squibb Co., 3.875%, 08/15/25	1,000,000	1,110,375
Novartis Capital Corp., 3.400%, 05/06/24 (b)	500,000	541,732
Takeda Pharmaceutical Co., Ltd., 5.000%, 11/26/28 (c)	1,000,000	1,182,803
		3,567,631
Energy (2.8%)
Oil & Gas (0.8%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	1,067,817
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	1,133,853
Chevron USA, Inc., 3.900%, 11/15/24	1,000,000	1,100,745
Cimarex Energy Co., 3.900%, 05/15/27	1,000,000	1,088,080
Valero Energy Corp., 4.350%, 06/01/28	1,000,000	1,100,621
		5,491,116
Oil, Gas & Consumable Fuels (0.6%)
Chevron Corp., 3.191%, 06/24/23 (b)	250,000	263,504
EOG Resources, Inc., 2.625%, 03/15/23	250,000	259,513
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	810,558
Phillips 66, 4.650%, 11/15/34	1,000,000	1,144,181

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund

Investments in Securities – continued

Total Capital International SA, 3.750%, 04/10/24 (c)	$750,000	$822,175
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	1,072,967
		4,372,898
Pipelines (1.4%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,119,304
Energy Transfer Operating L.P., 4.900%, 03/15/35	1,000,000	1,052,853
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	302,475
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (d)	1,000,000	1,101,685
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	884,973
Magellan Midstream Partners L.P., 4.200%, 10/03/47	1,000,000	994,367
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	264,462
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (d)	1,500,000	1,704,150
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	1,083,276
The Williams Cos., Inc.
3.750%, 06/15/27	500,000	544,756
4.300%, 03/04/24	500,000	544,231
		9,596,532
Financial (7.3%)
Banks (2.8%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	807,784
Bank of America Corp.
3.950%, 04/21/25	1,000,000	1,095,778
4.183%, 11/25/27	1,000,000	1,111,526
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814%)(e)	1,000,000	1,135,213
5.700%, 01/24/22	250,000	260,862
Capital One Financial Corp.
4.250%, 04/30/25	1,500,000	1,661,274
4.750%, 07/15/21	250,000	253,035
Citigroup, Inc.
3.300%, 04/27/25	750,000	807,618
3.980%, 03/20/30 (3-Month USD LIBOR + 1.338%)(e)	1,000,000	1,106,373
Discover Bank, 4.250%, 03/13/26	500,000	558,625
Fifth Third Bank, 3.950%, 07/28/25	1,000,000	1,112,863
JPMorgan Chase & Co., 3.125%, 01/23/25	1,000,000	1,071,033
KeyBank NA, 3.180%, 10/15/27	1,000,000	1,030,493
PNC Bank NA
2.450%, 07/28/22	1,000,000	1,025,884
3.800%, 07/25/23	250,000	268,060
4.050%, 07/26/28	1,000,000	1,117,226
Regions Financial Corp., 3.800%, 08/14/23	2,000,000	2,145,111
Synchrony Bank, 3.000%, 06/15/22	1,000,000	1,027,268
The Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	1,097,728
Truist Bank, 2.750%, 05/01/23	250,000	261,703
		18,955,457
Capital Markets (0.3%)
E*TRADE Financial Corp., 2.950%, 08/24/22	1,000,000	1,032,636
The Bank of New York Mellon Corp., 3.442%, 02/07/28 (3-Month USD LIBOR + 1.069%)(e)	1,000,000	1,098,419
		2,131,055
Diversified Financial Services (1.0%)
American Express Credit Corp., 3.300%, 05/03/27	1,000,000	1,094,795
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,068,821
Discover Financial Services, 3.750%, 03/04/25	1,000,000	1,078,598
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	1,085,159
Pine Street Trust I, 4.572%, 02/15/29 (d)	1,500,000	1,684,503
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	715,391
		6,727,267
Insurance (1.4%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	1,113,610
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	500,000	563,472
First American Financial Corp., 4.600%, 11/15/24	750,000	835,941
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	809,748
Manulife Financial Corp., 4.150%, 03/04/26 (c)	750,000	844,778
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	1,152,617
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	250,000	259,181
Old Republic International Corp., 4.875%, 10/01/24	750,000	845,270
Pacific Life Insurance Co., 4.300%, 10/24/67 (3-Month USD LIBOR + 2.796%)(d) (e)	1,000,000	1,079,450
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	794,747

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund

Investments in Securities – continued

The Hanover Insurance Group, Inc., 4.500%, 04/15/26	$1,000,000	$1,131,790
		9,430,604
Property / Casualty Insurance (0.2%)
Arch Capital Finance LLC, 4.011%, 12/15/26 (b)	1,000,000	1,126,264

Real Estate Investment Trust — Diversified (0.1%)
Retail Properties of America, Inc., 4.000%, 03/15/25 (b)	1,000,000	1,046,641

Real Estate Investment Trust — Health Care (0.7%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	1,084,193
Healthcare Trust of America Holdings L.P., 3.750%, 07/01/27	1,000,000	1,106,172
Physicians Realty L.P., 4.300%, 03/15/27	1,000,000	1,100,001
Welltower, Inc., 4.125%, 03/15/29	1,500,000	1,656,782
		4,947,148
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	574,588

Real Estate Investment Trust — Shopping Centers (0.0%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	269,016

Real Estate Investment Trust — Single Tenant (0.2%)
Office Properties Income Trust, 4.500%, 02/01/25	750,000	788,681
Tanger Properties L.P., 3.875%, 12/01/23	500,000	524,195
		1,312,876
Real Estate Investment Trust — Storage (0.1%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	543,696

Specialized REITs (0.4%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	1,080,029
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	1,079,573
Goodman US Finance Four LLC, 4.500%, 10/15/37 (d)	500,000	552,267
		2,711,869

Health Care (1.4%)
Health Care Providers & Services (0.6%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	1,043,799
Anthem, Inc., 4.375%, 12/01/47	1,000,000	1,148,595
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	268,586
UnitedHealth Group, Inc.
2.750%, 02/15/23 (b)	250,000	259,269
3.750%, 07/15/25 (b)	1,000,000	1,107,072
		3,827,321
Pharmaceuticals (0.8%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	1,089,449
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	535,329
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	1,095,078
Eli Lilly and Co., 3.950%, 05/15/47	1,000,000	1,112,832
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,360,819
Mylan, Inc., 4.200%, 11/29/23	500,000	539,237
		5,732,744
Industrials (3.4%)
Aerospace & Defense (0.8%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	1,092,913
L3Harris Technologies, Inc., 3.832%, 04/27/25	1,000,000	1,094,789
Raytheon Technologies Corp.
3.700%, 12/15/23	500,000	537,412
4.050%, 05/04/47	1,000,000	1,109,684
4.125%, 11/16/28	1,500,000	1,688,234
		5,523,032
Air Freight & Logistics (0.2%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	1,129,951

Building Products (0.2%)
CRH America Finance, Inc., 4.400%, 05/09/47 (d)	1,000,000	1,130,513

Containers & Packaging (0.2%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	1,142,042

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund

Investments in Securities – continued

Electrical Equipment (0.2%)
Flex. Ltd., 4.750%, 06/15/25 (c)	$1,000,000	$1,115,174

Electronic Parts Distributions (0.2%)
Avnet, Inc., 3.750%, 12/01/21	1,500,000	1,526,226

Environmental Control (0.3%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	1,115,502
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	1,132,349
		2,247,851
Industrial Conglomerates (0.2%)
3M Co., 3.625%, 10/15/47	1,000,000	1,081,793

Machinery (0.3%)
Caterpillar Financial Services Corp.
2.850%, 05/17/24	1,000,000	1,067,200
3.750%, 11/24/23 (b)	750,000	815,438
		1,882,638
Miscellaneous Manufacturing (0.3%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	1,100,448
Textron, Inc.
3.875%, 03/01/25	750,000	809,636
4.300%, 03/01/24	500,000	541,536
		2,451,620
Road & Rail (0.0%)
Kansas City Southern, 4.300%, 05/15/43	250,000	273,451

Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	379,598
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.900%, 02/01/24 (d)	1,000,000	1,074,671
		1,454,269
Trucking & Leasing (0.3%)
GATX Corp.
3.250%, 03/30/25	1,000,000	1,063,063
4.550%, 11/07/28	1,000,000	1,141,167
		2,204,230
Information Technology (0.9%)
Communications Equipment (0.2%)
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,219,187

Computers (0.2%)
Apple, Inc., 4.375%, 05/13/45 (b)	1,000,000	1,197,736

Interactive Media & Services (0.1%)
eBay, Inc., 3.450%, 08/01/24	750,000	808,291

IT Services (0.1%)
Global Payments, Inc., 4.800%, 04/01/26	750,000	857,691

Software (0.3%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,097,889
Oracle Corp., 3.800%, 11/15/37	1,000,000	1,040,026
		2,137,915
Materials (0.6%)
Chemicals (0.4%)
The Dow Chemical Co., 3.500%, 10/01/24	496,000	535,045
The Mosaic Co., 5.450%, 11/15/33	200,000	239,888
The Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	1,111,716
Yara International ASA, 4.750%, 06/01/28 (c) (d)	1,000,000	1,138,467
		3,025,116

Construction Materials (0.2%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	1,128,543

Transportation (0.4%)
Airlines (0.2%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/29	763,173	727,958
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 12/20/25 (d)	594,430	616,602

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund

Investments in Securities – continued

United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27	$169,471	$175,996
		1,520,556
Transport — Rail (0.2%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	539,183
Union Pacific Corp., 3.750%, 03/15/24	500,000	538,783
		1,077,966
Utilities (2.1%)
Electric Utilities (1.0%)
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	1,069,142
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	1,141,619
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	1,039,726
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	259,733
Northern States Power Co., 3.750%, 12/01/47	1,000,000	1,056,050
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	803,386
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	1,090,091
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	263,074
		6,722,821
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	268,212

Gas Utilities (0.6%)
National Fuel Gas Co., 4.750%, 09/01/28	1,000,000	1,102,203
ONEOK, Inc.
4.000%, 07/13/27	500,000	541,146
4.350%, 03/15/29	1,500,000	1,630,983
Washington Gas Light Co., 3.796%, 09/15/46	1,000,000	1,077,628
		4,351,960
Multi-Utilities (0.2%)
Dominion Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	265,904
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	1,121,839
		1,387,743
Water Utilities (0.2%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	1,063,358
Aquarion Co., 4.000%, 08/15/24 (d)	500,000	544,915
		1,608,273
Total corporate obligations (cost: $146,626,346)		159,905,917
Total long-term debt securities (cost: $164,071,835)		177,796,290

	Shares	Value(a)
Mutual Funds (38.7%)
Investment Companies (38.7%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	44,500	5,787,225
SFT Index 500 Fund (f)	14,224,618	237,455,701
SPDR S&P 500 ETF Trust (b)	36,170	14,335,256
Vanguard S&P 500 ETF	20,175	7,349,752
Total mutual funds (cost: $123,653,386)		264,927,934

Short-Term Securities (33.4%)
Investment Companies (33.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.036%	228,590,120	228,590,120
Total short-term securities (cost: $228,590,120)		228,590,120
Total investments excluding purchased options (98.1%) (cost: $516,315,341)		671,314,344
Total purchased options outstanding (0.0%) (cost: $223,380)		224,862
Total investments in securities (cost: $516,538,721) (g)		671,539,206
Cash and other assets in excess of liabilities (1.9%)		13,232,183
Total net assets (100.0%)		$684,771,389

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Fully or partially pledged as initial margin deposits on open futures contracts.

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund

Investments in Securities – continued

Holdings of Open Futures Contracts

On March 31, 2021, securities with an aggregate market value of $30,587,381 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	June 2021	521	Long	$101,259,018	$103,350,770	$2,091,752

(c)	Foreign security: The Fund held 1.0% of net assets in foreign securities at March 31, 2021.
(d)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.
(e)	Variable rate security.
(f)	Affiliated security.
(g)	At March 31, 2021 the cost of investments for federal income tax purposes was $518,657,575. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$155,411,382
Gross unrealized depreciation	(437,999)

Net unrealized appreciation	$154,973,383

Put Options Purchased:

The Fund had the following call options purchased open at March 31, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$17	April 2021	6,814	$681,400	$136,280
CBOE Volatility Index	16	April 2021	6,814	681,400	68,140
CBOE Volatility Index	15	April 2021	6,814	681,400	20,442
					$224,862

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities

March 31, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.0%)
Communication Services (0.3%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc. (b)	11,151	$459,979

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	9,337	214,377

Consumer Discretionary (15.5%)
Auto Components (1.7%)
Adient PLC (b) (c)	8,800	388,960
Dana, Inc.	13,596	330,791
Fox Factory Holding Corp. (b)	3,924	498,583
Gentex Corp.	22,994	820,196
Lear Corp.	5,179	938,694
The Goodyear Tire & Rubber Co. (b)	21,999	386,522
Visteon Corp. (b)	2,600	317,070
		3,680,816
Automobiles (0.6%)
Harley-Davidson, Inc.	14,430	578,643
Thor Industries, Inc.	5,248	707,116
		1,285,759
Diversified Consumer Services (1.1%)
Adtalem Global Education, Inc. (b)	4,732	187,103
Graham Holdings Co. - Class B	458	257,598
Grand Canyon Education, Inc. (b)	4,441	475,631
H&R Block, Inc.	17,287	376,857
Service Corp. International/US	15,988	816,187
Strategic Education, Inc.	2,270	208,636
WW International, Inc. (b)	4,453	139,290
		2,461,302
Hotels, Restaurants & Leisure (2.7%)
Boyd Gaming Corp. (b)	7,512	442,907
Choice Hotels International, Inc.	2,695	289,147
Churchill Downs, Inc.	3,247	738,433
Cracker Barrel Old Country Store, Inc.	2,294	396,587
Jack in the Box, Inc.	2,196	241,077
Marriott Vacations Worldwide Corp.	3,887	677,038
Papa John’s International, Inc.	3,086	273,543
Scientific Games Corp. - Class A (b)	5,304	204,310
Six Flags Entertainment Corp.	7,069	328,496
Texas Roadhouse, Inc.	6,191	593,964
The Wendy’s Co.	16,893	342,252
Travel + Leisure Co.	8,039	491,665
Wingstop, Inc.	2,774	352,770
Wyndham Hotels & Resorts, Inc.	8,731	609,249
		5,981,438
Household Durables (1.5%)
Helen of Troy, Ltd. (b) (c)	2,359	496,947
KB Home	8,349	388,479
Taylor Morrison Home Corp. (b)	12,157	374,557
Tempur Sealy International, Inc.	18,021	658,848
Toll Brothers, Inc.	10,573	599,806
TopBuild Corp. (b)	3,113	651,955
Tri Pointe Homes, Inc. (b)	11,249	229,030
		3,399,622
Internet & Catalog Retail (0.4%)
GrubHub, Inc. (b)	8,792	527,520
TripAdvisor, Inc. (b)	9,015	484,917
		1,012,437
Leisure Equipment & Products (1.2%)
Brunswick Corp.	7,326	698,681

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Mattel, Inc. (b)	32,856	$654,492
Polaris, Inc.	5,497	733,849
YETI Holdings, Inc. (b)	7,000	505,470
		2,592,492
Media (1.2%)
Cable One, Inc.	518	947,090
Cinemark Holdings, Inc.	10,092	205,978
John Wiley & Sons, Inc. - Class A	4,036	218,751
TEGNA, Inc.	20,682	389,442
The New York Times Co. - Class A	13,626	689,748
World Wrestling Entertainment, Inc. - Class A	4,326	234,729
		2,685,738
Multiline Retail (0.8%)
Kohl’s Corp.	14,844	884,851
Nordstrom, Inc.	10,213	386,766
Ollie’s Bargain Outlet Holdings, Inc. (b)	5,391	469,017
		1,740,634
Specialty Retail (3.0%)
American Eagle Outfitters, Inc.	14,078	411,640
AutoNation, Inc. (b)	5,199	484,651
Dick’s Sporting Goods, Inc.	6,126	466,495
Five Below, Inc. (b)	5,296	1,010,424
Foot Locker, Inc.	9,795	550,969
Lithia Motors, Inc. Class A	2,590	1,010,333
Murphy USA, Inc.	2,391	345,643
RH (b)	1,599	953,963
Urban Outfitters, Inc. (b)	6,388	237,570
Williams-Sonoma, Inc.	7,260	1,300,992
		6,772,680
Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings, Ltd. (b) (c)	14,180	723,180
Carter’s, Inc.	4,137	367,903
Columbia Sportswear Co.	2,879	304,109
Deckers Outdoor Corp. (b)	2,721	899,073
Skechers U.S.A., Inc. - Class A (b)	12,852	536,057
		2,830,322
Consumer Staples (2.7%)
Beverages (0.5%)
The Boston Beer Co., Inc. - Class A (b)	885	1,067,558

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	3,484	753,206
Grocery Outlet Holding Corp. (b)	8,095	298,625
Sprouts Farmers Market, Inc. (b)	11,081	294,976
		1,346,807
Food Products (1.3%)
Flowers Foods, Inc.	18,554	441,585
Ingredion, Inc.	6,350	570,992
Lancaster Colony Corp.	1,898	332,833
Post Holdings, Inc. (b)	5,649	597,212
Sanderson Farms, Inc.	1,918	298,786
The Hain Celestial Group, Inc. (b)	7,722	336,679
Tootsie Roll Industries, Inc.	1,647	54,564
TreeHouse Foods, Inc. (b)	5,256	274,574
		2,907,225
Household Products (0.1%)
Energizer Holdings, Inc.	5,420	257,233

Personal Products (0.2%)
Coty, Inc. - Class A	26,763	241,135
Nu Skin Enterprises, Inc. - Class A	4,737	250,540
		491,675
Consumer, Non-cyclical (0.3%)
IT Services (0.3%)
CoreLogic, Inc.	6,903	547,063

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Energy (1.2%)
Energy Equipment & Services (0.2%)
ChampionX Corp. (b)	17,517	$380,644

Oil, Gas & Consumable Fuels (1.0%)
Antero Midstream Corp.	27,003	243,837
Cimarex Energy Co.	9,665	574,004
CNX Resources Corp. (b)	20,733	304,775
EQT Corp.	26,315	488,933
Equitrans Midstream Corp.	38,436	313,638
Murphy Oil Corp.	13,586	222,946
World Fuel Services Corp.	5,919	208,349
		2,356,482
Financial (15.3%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.	4,022	599,399
Evercore, Inc. - Class A	3,966	522,481
Factset Research Systems, Inc.	3,590	1,107,838
Federated Hermes, Inc. - Class B	8,847	276,911
Interactive Brokers Group, Inc. - Class A	7,562	552,329
Janus Henderson Group PLC (c)	16,101	501,546
SEI Investments Co.	11,241	684,914
Stifel Financial Corp.	9,906	634,578
		4,879,996
Commercial Banks (7.2%)
Associated Banc-Corp.	14,422	307,765
BancorpSouth Bank	9,040	293,619
Bank of Hawaii Corp.	3,789	339,078
Bank OZK	11,359	464,015
Cathay General Bancorp	6,998	285,378
CIT Group, Inc.	9,239	475,901
Commerce Bancshares, Inc.	9,892	757,826
Cullen/Frost Bankers, Inc.	5,302	576,646
East West Bancorp, Inc.	13,319	982,942
First Financial Bankshares, Inc.	13,371	624,827
First Horizon Corp.	52,418	886,388
FNB Corp.	30,341	385,331
Fulton Financial Corp.	15,280	260,218
Glacier Bancorp, Inc.	8,944	510,524
Hancock Whitney Corp.	8,091	339,903
Home BancShares, Inc.	14,304	386,923
International Bancshares Corp.	5,178	240,363
PacWest Bancorp	10,970	418,506
Pinnacle Financial Partners, Inc.	7,190	637,465
Prosperity Bancshares, Inc.	8,774	657,085
Signature Bank	5,386	1,217,775
Sterling Bancorp	18,256	420,253
Synovus Financial Corp.	14,011	641,003
TCF Financial Corp.	14,354	666,887
Texas Capital Bancshares, Inc. (b)	4,783	339,210
Trustmark Corp.	5,912	198,998
UMB Financial Corp.	4,079	376,614
Umpqua Holdings Corp.	20,776	364,619
United Bankshares, Inc.	12,171	469,557
Valley National Bancorp	38,185	524,662
Webster Financial Corp.	8,450	465,680
Wintrust Financial Corp.	5,363	406,515
		15,922,476
Consumer Finance (0.6%)
FirstCash, Inc.	3,824	251,122
Navient Corp.	17,342	248,164
PROG Holdings, Inc.	6,304	272,900
SLM Corp.	31,629	568,373
		1,340,559
Diversified Financial Services (0.3%)
Jefferies Financial Group, Inc.	19,108	575,151

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Diversified REITs (0.1%)
PS Business Parks, Inc.	1,877	$290,147

Insurance (4.0%)
Alleghany Corp. (b)	1,382	865,533
American Financial Group, Inc.	6,568	749,409
Brighthouse Financial, Inc. (b)	8,245	364,841
Brown & Brown, Inc.	22,094	1,009,917
CNO Financial Group, Inc.	12,706	308,629
First American Financial Corp.	10,366	587,234
Genworth Financial, Inc. - Class A (b)	47,751	158,533
Kemper Corp.	5,828	464,608
Kinsale Capital Group, Inc.	2,020	332,896
Mercury General Corp.	2,480	150,809
Old Republic International Corp.	26,695	583,019
Primerica, Inc.	3,725	550,629
Reinsurance Group of America, Inc.	6,440	811,762
RenaissanceRe Holdings, Ltd. (c)	4,816	771,764
RLI Corp.	3,741	417,383
Selective Insurance Group, Inc.	5,572	404,193
The Hanover Insurance Group, Inc.	3,431	444,177
		8,975,336
Thrifts & Mortgage Finance (0.9%)
Essent Group, Ltd. (c)	10,557	501,352
LendingTree, Inc. (b)	1,050	223,650
MGIC Investment Corp.	31,950	442,508
New York Community Bancorp, Inc.	43,875	553,702
Washington Federal, Inc.	7,086	218,249
		1,939,461
Health Care (10.7%)
Biotechnology (2.2%)
Arrowhead Pharmaceuticals, Inc. (b)	9,740	645,860
Emergent BioSolutions, Inc. (b)	4,268	396,540
Exelixis, Inc. (b)	29,409	664,349
Halozyme Therapeutics, Inc. (b)	11,945	497,987
Ligand Pharmaceuticals, Inc. (b)	1,603	244,377
Neurocrine Biosciences, Inc. (b)	8,860	861,635
Repligen Corp. (b)	4,811	935,307
United Therapeutics Corp. (b)	4,212	704,541
		4,950,596
Health Care Equipment & Supplies (3.1%)
Avanos Medical, Inc. (b)	4,434	193,943
Cantel Medical Corp. (b)	3,513	280,478
Globus Medical, Inc. - Class A (b)	7,215	444,949
Haemonetics Corp. (b)	4,813	534,291
Hill-Rom Holdings, Inc.	6,233	688,622
ICU Medical, Inc. (b)	1,891	388,487
Integra LifeSciences Holdings Corp. (b)	6,610	456,685
LivaNova PLC (b) (c)	4,606	339,600
Masimo Corp. (b)	4,801	1,102,598
Neogen Corp. (b)	5,028	446,939
NuVasive, Inc. (b)	4,761	312,131
Penumbra, Inc. (b)	3,220	871,268
Quidel Corp. (b)	3,607	461,444
STAAR Surgical Co. (b)	4,350	458,533
		6,979,968
Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc. (b)	8,335	476,262
Amedisys, Inc. (b)	3,138	830,911
Chemed Corp.	1,546	710,882
Encompass Health Corp.	9,325	763,718
HealthEquity, Inc. (b)	7,824	532,032
LHC Group, Inc. (b)	2,995	572,674
Molina Healthcare, Inc. (b)	5,474	1,279,602
Patterson Cos., Inc.	8,133	259,849
Tenet Healthcare Corp. (b)	10,002	520,104
		5,946,034

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Life Sciences Tools & Services (2.1%)
Bio-Techne Corp.	3,744	$1,429,946
Charles River Laboratories International, Inc. (b)	4,715	1,366,548
Medpace Holdings, Inc. (b)	2,647	434,240
PRA Health Sciences, Inc. (b)	6,081	932,400
Syneos Health, Inc. (b)	7,726	586,017
		4,749,151
Pharmaceuticals (0.6%)
Jazz Pharmaceuticals PLC (b) (c)	5,281	868,038
Nektar Therapeutics (b)	17,192	343,840
		1,211,878
Industrials (16.9%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc. (b)	6,024	857,938
Curtiss-Wright Corp.	3,834	454,713
Hexcel Corp.	7,818	437,808
Mercury Systems, Inc. (b)	5,208	367,945
		2,118,404
Air Freight & Logistics (0.5%)
XPO Logistics, Inc. (b)	9,645	1,189,229

Airlines (0.3%)
JetBlue Airways Corp. (b)	29,809	606,315

Building Products (1.9%)
Builders FirstSource, Inc. (b)	19,446	901,711
Lennox International, Inc.	3,281	1,022,327
Owens Corning	9,902	911,875
Simpson Manufacturing Co., Inc.	4,110	426,330
Trex Co., Inc. (b)	10,876	995,589
		4,257,832
Commercial Services & Supplies (1.7%)
Clean Harbors, Inc. (b)	4,718	396,595
Healthcare Services Group, Inc.	6,955	194,949
Herman Miller, Inc.	5,483	225,625
IAA, Inc. (b)	12,646	697,300
KAR Auction Services, Inc.	12,152	182,280
MSA Safety, Inc.	3,395	509,318
Stericycle, Inc. (b)	8,578	579,101
Tetra Tech, Inc.	5,097	691,765
The Brink’s Co.	4,685	371,193
		3,848,126
Construction & Engineering (1.6%)
AECOM (b)	13,939	893,629
Dycom Industries, Inc. (b)	2,867	266,201
EMCOR Group, Inc.	5,207	584,017
Fluor Corp.	11,763	271,608
KBR, Inc.	13,291	510,242
MasTec, Inc. (b)	5,321	498,578
Valmont Industries, Inc.	2,044	485,797
		3,510,072
Electrical Equipment (2.1%)
Acuity Brands, Inc.	3,391	559,515
Belden, Inc.	4,123	182,938
EnerSys	4,007	363,836
Hubbell, Inc.	5,141	960,801
nVent Electric PLC (c)	15,871	442,960
Regal Beloit Corp.	3,840	547,891
Sunrun, Inc. (b)	15,102	913,369
Woodward, Inc.	5,534	667,566
		4,638,876
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	5,060	832,775

Machinery (4.8%)
AGCO Corp.	5,822	836,330

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Colfax Corp. (b)	12,004	$525,895
Crane Co.	4,682	439,687
Donaldson Co., Inc.	11,866	690,127
Flowserve Corp.	12,293	477,091
Graco, Inc.	15,882	1,137,469
ITT, Inc.	8,190	744,553
Kennametal, Inc.	7,794	311,526
Lincoln Electric Holdings, Inc.	5,637	693,013
Nordson Corp.	5,099	1,013,069
Oshkosh Corp.	6,464	767,018
Terex Corp.	6,469	298,027
The Middleby Corp. (b)	5,271	873,668
The Timken Co.	6,429	521,842
The Toro Co.	10,171	1,049,037
Trinity Industries, Inc.	7,749	220,769
		10,599,121
Marine (0.1%)
Kirby Corp. (b)	5,591	337,025

Professional Services (0.8%)
ASGN, Inc. (b)	4,998	477,009
FTI Consulting, Inc. (b)	3,231	452,695
Insperity, Inc.	3,281	274,751
Manpowergroup, Inc.	5,190	513,291
		1,717,746
Road & Rail (1.0%)
Avis Budget Group, Inc. (b)	4,788	347,322
Knight-Swift Transportation Holdings, Inc.	11,567	556,257
Landstar System, Inc.	3,627	598,673
Ryder System, Inc.	5,008	378,855
Werner Enterprises, Inc.	5,391	254,293
		2,135,400
Trading Companies & Distributors (0.8%)
GATX Corp.	3,299	305,949
MSC Industrial Direct Co., Inc. - Class A	4,421	398,730
Univar Solutions, Inc. (b)	15,929	343,111
Watsco, Inc.	3,083	803,892
		1,851,682
Information Technology (14.2%)
Communications Equipment (0.9%)
Ciena Corp. (b)	14,628	800,444
InterDigital, Inc.	2,829	179,500
Lumentum Holdings, Inc. (b)	7,157	653,792
NetScout Systems, Inc. (b)	6,836	192,502
ViaSat, Inc. (b)	6,081	292,314
		2,118,552
Computers & Peripherals (0.2%)
NCR Corp. (b)	12,219	463,711

Electronic Equipment, Instruments & Components (3.1%)
Arrow Electronics, Inc. (b)	7,040	780,173
Avnet, Inc.	9,368	388,866
Cognex Corp.	16,554	1,373,816
Coherent, Inc. (b)	2,355	595,556
II-VI, Inc. (b)	9,832	672,214
Jabil, Inc.	12,758	665,457
Littelfuse, Inc.	2,350	621,434
National Instruments Corp.	12,341	532,946
SYNNEX Corp.	3,901	447,991
Vishay Intertechnology, Inc.	12,466	300,181
Vontier Corp. (b)	15,905	481,444
		6,860,078
Interactive Media & Services (0.3%)
j2 Global, Inc. (b)	3,962	474,885
Yelp, Inc. (b)	6,576	256,464
		731,349

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

IT Services (2.3%)
Alliance Data Systems Corp.	4,690	$525,702
CACI International, Inc. - Class A (b)	2,437	601,110
Concentrix Corp. (b)	3,901	584,058
LiveRamp Holdings, Inc. (b)	6,286	326,118
MAXIMUS, Inc.	5,725	509,754
Perspecta, Inc.	12,869	373,844
Sabre Corp.	29,945	443,486
Science Applications International Corp.	5,519	461,333
Teradata Corp. (b)	10,261	395,459
WEX, Inc. (b)	4,182	874,958
		5,095,822
Semiconductors & Semiconductor Equipment (3.8%)
Amkor Technology, Inc.	10,030	237,811
Brooks Automation, Inc.	6,990	570,733
Cirrus Logic, Inc. (b)	5,494	465,836
CMC Materials, Inc.	2,788	492,891
Cree, Inc. (b)	10,875	1,175,914
First Solar, Inc. (b)	7,936	692,813
MKS Instruments, Inc.	5,226	969,005
Semtech Corp. (b)	6,061	418,209
Silicon Laboratories, Inc. (b)	4,153	585,864
SolarEdge Technologies, Inc. (b)	4,867	1,398,970
Synaptics, Inc. (b)	3,314	448,782
Universal Display Corp.	4,062	961,760
		8,418,588
Software (3.4%)
ACI Worldwide, Inc. (b)	10,968	417,332
Blackbaud, Inc.	4,565	324,480
CDK Global, Inc.	11,435	618,176
Ceridian HCM Holding, Inc. (b)	12,329	1,038,965
CommVault Systems, Inc. (b)	4,405	284,123
Fair Isaac Corp. (b)	2,817	1,369,203
Manhattan Associates, Inc. (b)	6,021	706,745
Paylocity Holding Corp. (b)	3,580	643,791
PTC, Inc. (b)	9,953	1,370,031
Qualys, Inc. (b)	3,177	332,886
Sailpoint Technologies Holdings, Inc. (b)	8,617	436,365
		7,542,097
Technology Hardware Storage & Peripherals (0.2%)
Xerox Holdings Corp.	15,747	382,180

Leisure and Consumer Staples (0.8%)
Food & Staples Retailing (0.3%)
BJ’s Wholesale Club Holdings, Inc. (b)	12,913	579,277

Food Products (0.5%)
Darling Ingredients, Inc. (b)	15,263	1,123,052
Pilgrim’s Pride Corp. (b)	4,517	107,459
		1,230,511
Materials (6.2%)
Chemicals (2.6%)
Ashland Global Holdings, Inc.	5,168	458,763
Avient Corp.	8,571	405,151
Cabot Corp.	5,265	276,097
Ingevity Corp. (b)	3,808	287,618
Minerals Technologies, Inc.	3,113	234,471
NewMarket Corp.	728	276,757
Olin Corp.	13,468	511,380
RPM International, Inc.	12,217	1,122,132
Sensient Technologies Corp.	3,990	311,220
The Chemours Co.	15,493	432,410
The Scotts Miracle-Gro Co.	3,857	944,849
Valvoline, Inc.	17,120	446,318
		5,707,166

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Construction Materials (0.2%)
Eagle Materials, Inc.	3,955	$531,592
Containers & Packaging (0.9%)
Aptargroup, Inc.	6,135	869,145
Greif, Inc. - Class A	2,424	138,168
Silgan Holdings, Inc.	7,342	308,584
Sonoco Products Co.	9,419	596,223
		1,912,120
Metals & Mining (2.2%)
Cleveland-Cliffs, Inc.	43,312	871,004
Commercial Metals Co.	11,281	347,906
Compass Minerals International, Inc.	3,196	200,453
Reliance Steel & Aluminum Co.	6,043	920,289
Royal Gold, Inc.	6,219	669,289
Steel Dynamics, Inc.	18,844	956,521
United States Steel Corp.	24,769	648,205
Worthington Industries, Inc.	3,251	218,110
		4,831,777
Paper & Forest Products (0.3%)
Domtar Corp.	5,132	189,627
Louisiana-Pacific Corp.	10,050	557,373
		747,000
Real Estate (8.6%)
Health Care REITs (1.2%)
Healthcare Realty Trust, Inc.	13,187	399,830
Medical Properties Trust, Inc.	54,733	1,164,718
Omega Healthcare Investors, Inc.	21,872	801,172
Physicians Realty Trust	19,872	351,138
		2,716,858
Hotels & Resort REITs (0.4%)
Park Hotels & Resorts, Inc.	22,234	479,810
Pebblebrook Hotel Trust	12,310	299,010
Service Properties Trust	15,524	184,114
		962,934
Industrial REITs (0.8%)
EastGroup Properties, Inc.	3,796	543,891
First Industrial Realty Trust, Inc.	12,133	555,570
Rexford Industrial Realty, Inc.	12,373	623,599
		1,723,060
Office REITs (1.6%)
Corporate Office Properties Trust	10,533	277,334
Cousins Properties, Inc.	13,983	494,299
Douglas Emmett, Inc.	15,527	487,548
Highwoods Properties, Inc.	9,749	418,622
Hudson Pacific Properties, Inc.	14,245	386,467
JBG SMITH Properties	10,431	331,601
Kilroy Realty Corp.	9,941	652,428
SL Green Realty Corp.	6,544	458,015
		3,506,314
Real Estate Investment Trust (0.3%)
Apartment Income REIT Corp.	14,011	599,110

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (b)	4,863	870,672

Residential REITs (0.7%)
American Campus Communities, Inc.	12,946	558,879
Camden Property Trust	9,232	1,014,689
		1,573,568
Retail REITs (1.0%)
Brixmor Property Group, Inc.	28,004	566,521
National Retail Properties, Inc.	16,468	725,745
Spirit Realty Capital, Inc.	10,830	460,275
The Macerich Co.	10,953	128,150
Urban Edge Properties	10,298	170,123

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Weingarten Realty Investors	11,318	$304,567
		2,355,381
Specialized REITs (2.2%)
CoreSite Realty Corp.	4,047	485,033
CyrusOne, Inc.	11,350	768,622
EPR Properties	6,973	324,872
Lamar Advertising Co. - Class A	8,192	769,393
Life Storage, Inc.	7,121	612,050
PotlatchDeltic Corp.	6,239	330,168
Rayonier, Inc.	12,941	417,347
Sabra Health Care REIT, Inc.	19,885	345,203
STORE Capital Corp.	22,636	758,306
		4,810,994
Utilities (3.3%)
Electric Utilities (0.8%)
ALLETE, Inc.	4,826	324,259
Hawaiian Electric Industries, Inc.	10,249	455,363
IDACORP, Inc.	4,783	478,156
PNM Resources, Inc.	8,100	397,305
		1,655,083
Gas Utilities (1.2%)
National Fuel Gas Co.	8,523	426,065
New Jersey Resources Corp.	9,012	359,308
ONE Gas, Inc.	5,033	387,088
Southwest Gas Holdings, Inc.	5,330	366,224
Spire, Inc.	4,793	354,155
UGI Corp.	19,657	806,134
		2,698,974
Multi-Utilities (0.9%)
Black Hills Corp.	5,848	390,471
MDU Resources Group, Inc.	18,908	597,682
NorthWestern Corp.	4,694	306,049
OGE Energy Corp.	18,860	610,309
		1,904,511
Water Utilities (0.4%)
Essential Utilities, Inc.	21,057	942,301
Total common stocks (cost: $134,254,980)		213,347,219

	Shares/ Principal
Short-Term Securities (4.4%)
Investment Companies (4.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.036%	8,782,785	8,782,785
U.S. Government Obligations (0.4%)
U.S. Treasury Bill, 0.017% 05/20/21 (d)(e)	1,000,000	999,976
Total short-term securities (cost: $9,782,565)		9,782,761
Total investments in securities (cost: $144,037,545) (f)		223,129,980
Liabilities in excess of cash and other assets (-0.4%)		(832,442)
Total net assets (100.0%)		$222,297,538

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 2.3% of net assets in foreign securities at March 31, 2021.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2021, securities with an aggregate market value of $999,976 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400@ E-Mini Index Future	June 2021	34	Long	$8,820,645	$8,858,020	$37,375

(e)	Rate represents annualized yield at date of purchase.

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

(f)	At March 31, 2021 the cost of investments for federal income tax purposes was $144,280,141. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$84,113,108
Gross unrealized depreciation	(5,225,894)
Net unrealized appreciation	$78,887,214

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities

March 31, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.1%)
Communication Services (1.7%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	217,473	$6,582,908
Lumen Technologies, Inc.	30,102	401,862
Verizon Communications, Inc.	126,187	7,337,774
		14,322,544
Media (0.1%)
Fox Corp. - Class A	10,195	368,141
Fox Corp. - Class B	4,687	163,717
ViacomCBS, Inc. - Class B	17,926	808,463
		1,340,321
Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc. - Class A (b)	17,811	2,231,540

Consumer Discretionary (15.0%)
Auto Components (0.1%)
Aptiv PLC (c)	8,234	1,135,468
BorgWarner, Inc.	7,288	337,872
		1,473,340
Automobiles (1.9%)
Ford Motor Co. (b)	119,164	1,459,759
General Motors Co.	38,666	2,221,748
Tesla, Inc. (b)	23,416	15,640,249
		19,321,756
Distributors (0.1%)
Genuine Parts Co.	4,310	498,193
LKQ Corp. (b)	8,509	360,186
Pool Corp.	1,270	438,455
		1,296,834
Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc.	8,465	1,023,588

Hotels, Restaurants & Leisure (2.0%)
Booking Holdings, Inc. (b)	1,274	2,968,216
Caesars Entertainment, Inc. (b)	6,351	555,395
Carnival Corp. (c)	24,328	645,665
Chipotle Mexican Grill, Inc. (b)	899	1,277,317
Darden Restaurants, Inc.	3,938	559,196
Domino’s Pizza, Inc.	1,170	430,314
Las Vegas Sands Corp.	10,015	608,512
Marriott International, Inc. - Class A	8,111	1,201,320
McDonald’s Corp.	22,735	5,095,823
MGM Resorts International	12,524	475,787
Norwegian Cruise Line Holdings, Ltd. (b) (c)	11,075	305,559
Penn National Gaming, Inc. (b)	4,533	475,240
Royal Caribbean Cruises, Ltd. (c)	6,675	571,447
Starbucks Corp.	35,900	3,922,793
Wynn Resorts, Ltd.	3,125	391,781
Yum! Brands, Inc.	9,149	989,739
		20,474,104
Household Durables (0.4%)
DR Horton, Inc.	10,092	899,399
Garmin, Ltd. (c)	4,556	600,709
Leggett & Platt, Inc.	4,019	183,467
Lennar Corp. - Class A	8,370	847,295
Mohawk Industries, Inc. (b)	1,813	348,658
Newell Brands, Inc.	11,523	308,586
NVR, Inc. (b)	109	513,491
PulteGroup, Inc.	8,108	425,184
Whirlpool Corp.	1,935	426,377
		4,553,166

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Internet & Catalog Retail (4.7%)
Amazon.com, Inc. (b)	13,053	$40,387,026
Etsy, Inc. (b)	3,821	770,581
Expedia Group, Inc.	4,181	719,634
Netflix, Inc. (b)	13,506	7,045,540
		48,922,781
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	3,835	368,620

Media (2.2%)
Charter Communications, Inc. - Class A (b)	4,313	2,661,207
Comcast Corp. - Class A	139,393	7,542,555
Discovery, Inc. - Class A (b)	4,912	213,476
Discovery, Inc. - Class C (b)	8,833	325,849
DISH Network Corp. - Class A (b)	7,545	273,129
Live Nation Entertainment, Inc. (b)	4,329	366,450
News Corp. - Class A	11,925	303,253
News Corp. - Class B	3,693	86,638
Omnicom Group, Inc.	6,556	486,127
The Interpublic Group of Cos., Inc.	11,913	347,860
The Walt Disney Co. (b)	55,354	10,213,920
		22,820,464
Multiline Retail (0.5%)
Dollar General Corp.	7,471	1,513,774
Dollar Tree, Inc. (b)	7,171	820,793
Target Corp.	15,273	3,025,123
		5,359,690
Specialty Retail (2.3%)
Advance Auto Parts, Inc.	1,998	366,613
AutoZone, Inc. (b)	676	949,307
Best Buy Co., Inc.	7,027	806,770
CarMax, Inc. (b)	4,956	657,463
L Brands, Inc.	7,123	440,629
Lowe’s Cos., Inc.	22,291	4,239,302
O’Reilly Automotive, Inc. (b)	2,141	1,086,022
Ross Stores, Inc.	10,855	1,301,623
The Gap, Inc. (b)	6,273	186,810
The Home Depot, Inc.	32,830	10,021,357
The TJX Cos., Inc.	36,611	2,421,818
Tractor Supply Co.	3,509	621,374
Ulta Beauty, Inc. (b)	1,678	518,787
		23,617,875
Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.	10,636	209,210
NIKE, Inc. - Class B	38,772	5,152,411
PVH Corp.	2,092	221,125
Ralph Lauren Corp.	1,433	176,488
Tapestry, Inc.	8,472	349,131
Under Armour, Inc. - Class A (b)	5,724	126,844
Under Armour, Inc. - Class C (b)	5,942	109,689
VF Corp.	9,794	782,737
		7,127,635
Consumer Staples (6.3%)
Beverages (1.4%)
Brown-Forman Corp. - Class B	5,518	380,576
Constellation Brands, Inc. - Class A	5,219	1,189,932
Molson Coors Beverage Co. - Class B	5,714	292,271
Monster Beverage Corp. (b)	11,273	1,026,858
PepsiCo, Inc.	42,069	5,950,660
The Coca-Cola Co.	118,266	6,233,801
		15,074,098
Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	13,498	4,757,775
CVS Health Corp.	39,988	3,008,297
Sysco Corp.	15,564	1,225,509
The Kroger Co.	23,216	835,544

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Walgreens Boots Alliance, Inc.	21,868	$1,200,553
Walmart, Inc.	42,274	5,742,078
		16,769,756
Food Products (1.0%)
Archer-Daniels-Midland Co.	17,028	970,596
Campbell Soup Co.	6,189	311,121
Conagra Brands, Inc.	14,898	560,165
General Mills, Inc.	18,644	1,143,250
Hormel Foods Corp.	8,564	409,188
Kellogg Co.	7,761	491,271
Lamb Weston Holdings, Inc.	4,397	340,680
McCormick & Co., Inc.	7,591	676,813
Mondelez International, Inc. - Class A	43,060	2,520,302
The Hershey Co.	4,468	706,659
The JM Smucker Co.	3,341	422,737
The Kraft Heinz Co.	19,768	790,720
Tyson Foods, Inc. - Class A	8,987	667,734
		10,011,236
Household Products (1.4%)
Church & Dwight Co., Inc.	7,473	652,767
Colgate-Palmolive Co.	25,875	2,039,726
Kimberly-Clark Corp.	10,307	1,433,188
The Clorox Co.	3,820	736,802
The Procter & Gamble Co.	75,089	10,169,303
		15,031,786
Personal Care (0.2%)
The Estee Lauder Cos., Inc. - Class A	7,031	2,044,966

Tobacco (0.7%)
Altria Group, Inc.	56,678	2,899,647
Philip Morris International, Inc.	47,488	4,214,085
		7,113,732
Energy (2.7%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	22,228	480,347
Halliburton Co.	27,097	581,501
Nov, Inc.	11,837	162,404
Schlumberger, Ltd. (c)	42,638	1,159,327
		2,383,579
Oil, Gas & Consumable Fuels (2.5%)
APA Corp.	11,522	206,244
Cabot Oil & Gas Corp.	12,179	228,722
Chevron Corp.	58,742	6,155,574
ConocoPhillips	41,310	2,188,191
Devon Energy Corp.	18,061	394,633
Diamondback Energy, Inc.	5,513	405,150
EOG Resources, Inc.	17,795	1,290,671
Exxon Mobil Corp.	129,094	7,207,318
Hess Corp.	8,331	589,502
HollyFrontier Corp.	4,482	160,366
Kinder Morgan, Inc.	59,367	988,461
Marathon Oil Corp.	24,071	257,078
Marathon Petroleum Corp.	19,859	1,062,258
Occidental Petroleum Corp.	25,565	680,540
Phillips 66	13,319	1,086,031
Pioneer Natural Resources Co.	6,183	981,984
The Williams Cos., Inc.	37,012	876,814
Valero Energy Corp.	12,458	891,993
		25,651,530
Financial (11.1%)
Capital Markets (2.8%)
Ameriprise Financial, Inc.	3,560	827,522
BlackRock, Inc.	4,311	3,250,322
CBOE Global Markets, Inc.	3,254	321,137
CME Group, Inc.	10,947	2,235,706
Franklin Resources, Inc.	8,315	246,124

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Intercontinental Exchange, Inc.	17,128	$1,912,855
Invesco, Ltd. (c)	11,479	289,500
MarketAxess Holdings, Inc.	1,169	582,068
Moody’s Corp.	4,907	1,465,279
Morgan Stanley	45,760	3,553,722
MSCI, Inc.	2,547	1,067,906
Nasdaq, Inc.	3,475	512,423
Northern Trust Corp.	6,352	667,659
Raymond James Financial, Inc.	3,654	447,834
S&P Global, Inc.	7,340	2,590,066
State Street Corp.	10,727	901,175
T Rowe Price Group, Inc.	6,941	1,191,076
The Bank of New York Mellon Corp.	24,602	1,163,429
The Charles Schwab Corp.	45,634	2,974,424
The Goldman Sachs Group, Inc.	10,492	3,430,884
		29,631,111
Commercial Banks (4.4%)
Bank of America Corp.	231,666	8,963,158
Citigroup, Inc.	63,650	4,630,538
Citizens Financial Group, Inc.	12,963	572,316
Comerica, Inc.	4,196	301,021
Fifth Third Bancorp	21,682	811,991
First Republic Bank	5,355	892,946
Huntington Bancshares, Inc.	31,019	487,619
JPMorgan Chase & Co.	93,051	14,165,154
KeyCorp	29,542	590,249
M&T Bank Corp.	3,848	583,395
People’s United Financial, Inc.	12,975	232,253
Regions Financial Corp.	29,294	605,214
SVB Financial Group (b)	1,647	813,058
The PNC Financial Services Group, Inc.	12,930	2,268,051
Truist Financial Corp.	41,081	2,395,844
US Bancorp	41,683	2,305,487
Wells Fargo & Co.	126,064	4,925,320
Zions Bancorp NA	4,999	274,745
		45,818,359
Consumer Finance (0.6%)
American Express Co.	19,897	2,814,232
Capital One Financial Corp.	14,003	1,781,602
Discover Financial Services	9,352	888,346
Synchrony Financial	16,561	673,370
		6,157,550
Insurance (3.3%)
Aflac, Inc.	19,527	999,392
American International Group, Inc.	26,370	1,218,558
Aon PLC (c)	6,891	1,585,688
Arthur J Gallagher & Co.	5,855	730,528
Assurant, Inc.	1,755	248,806
Berkshire Hathaway, Inc. - Class B (b)	58,142	14,853,537
Chubb, Ltd. (c)	13,729	2,168,770
Cincinnati Financial Corp.	4,506	464,524
Everest Re Group, Ltd. (c)	1,252	310,258
Globe Life, Inc.	2,874	277,715
Lincoln National Corp.	5,502	342,610
Loews Corp.	6,921	354,909
Marsh & McLennan Cos., Inc.	15,496	1,887,413
MetLife, Inc.	22,923	1,393,489
Principal Financial Group, Inc.	7,731	463,551
Prudential Financial, Inc.	12,105	1,102,765
The Allstate Corp.	9,235	1,061,101
The Hartford Financial Services Group, Inc.	10,901	728,078
The Progressive Corp.	17,861	1,707,690
The Travelers Cos., Inc.	7,690	1,156,576
Unum Group	6,212	172,880
Willis Towers Watson PLC (c)	3,909	894,692
WR Berkley Corp.	4,266	321,443
		34,444,973

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Health Care (12.5%)
Biotechnology (1.8%)
AbbVie, Inc.	53,848	$5,827,431
Alexion Pharmaceuticals, Inc. (b)	6,704	1,025,109
Amgen, Inc.	17,612	4,382,042
Biogen, Inc. (b)	4,645	1,299,439
Gilead Sciences, Inc.	38,318	2,476,492
Incyte Corp. (b)	5,688	462,264
Regeneron Pharmaceuticals, Inc. (b)	3,211	1,519,252
Vertex Pharmaceuticals, Inc. (b)	7,927	1,703,433
		18,695,462
Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	54,020	6,473,757
ABIOMED, Inc. (b)	1,425	454,190
Align Technology, Inc. (b)	2,232	1,208,695
Baxter International, Inc.	15,402	1,299,005
Becton Dickinson and Co.	8,860	2,154,309
Boston Scientific Corp. (b)	43,214	1,670,221
Danaher Corp.	19,329	4,350,571
Dentsply Sirona, Inc.	6,679	426,187
DexCom, Inc. (b)	2,986	1,073,139
Edwards Lifesciences Corp. (b)	19,043	1,592,756
Hologic, Inc. (b)	7,857	584,404
IDEXX Laboratories, Inc. (b)	2,588	1,266,334
Intuitive Surgical, Inc. (b)	3,656	2,701,565
Medtronic PLC (c)	41,107	4,855,970
ResMed, Inc.	4,406	854,852
STERIS PLC (c)	2,545	484,772
Stryker Corp.	9,980	2,430,928
Teleflex, Inc.	1,454	604,079
The Cooper Cos., Inc.	1,466	563,076
Varian Medical Systems, Inc. (b)	2,761	487,399
West Pharmaceutical Services, Inc.	2,230	628,369
Zimmer Biomet Holdings, Inc.	6,338	1,014,587
		37,179,165
Health Care Providers & Services (2.3%)
AmerisourceBergen Corp.	4,412	520,925
Anthem, Inc.	7,468	2,680,639
Cardinal Health, Inc.	8,955	544,016
Centene Corp. (b)	17,734	1,133,380
Cigna Corp.	10,729	2,593,628
DaVita, Inc. (b)	2,198	236,878
HCA Healthcare, Inc.	8,085	1,522,729
Henry Schein, Inc. (b)	4,283	296,555
Humana, Inc.	3,930	1,647,652
Laboratory Corp. of America Holdings (b)	2,984	761,010
McKesson Corp.	4,848	945,554
Quest Diagnostics, Inc.	4,027	516,825
UnitedHealth Group, Inc.	28,826	10,725,290
Universal Health Services, Inc. - Class B	2,330	310,799
		24,435,880
Health Care Technology (0.1%)
Cerner Corp.	9,340	671,359
Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	9,291	1,181,258
Bio-Rad Laboratories, Inc. - Class A (b)	692	395,250
Illumina, Inc. (b)	4,440	1,705,226
IQVIA Holdings, Inc. (b)	5,833	1,126,586
Mettler-Toledo International, Inc. (b)	767	886,414
PerkinElmer, Inc.	3,334	427,719
Thermo Fisher Scientific, Inc.	12,008	5,480,211
Waters Corp. (b)	1,844	524,009
		11,726,673
Pharmaceuticals (3.6%)
Bristol-Myers Squibb Co.	68,320	4,313,042
Catalent, Inc. (b)	5,121	539,292

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Eli Lilly & Co.	24,257	$4,531,693
Johnson & Johnson	80,158	13,173,967
Merck & Co., Inc.	77,158	5,948,110
Perrigo Co. PLC (c)	4,058	164,227
Pfizer, Inc.	170,082	6,162,071
Viatris, Inc. (b)	36,808	514,208
Zoetis, Inc.	14,489	2,281,728
		37,628,338
Industrials (8.7%)
Aerospace & Defense (1.6%)
General Dynamics Corp.	7,070	1,283,629
Howmet Aerospace, Inc.	11,900	382,347
Huntington Ingalls Industries, Inc.	1,189	244,756
L3Harris Technologies, Inc.	6,268	1,270,398
Lockheed Martin Corp.	7,516	2,777,162
Northrop Grumman Corp.	4,722	1,528,228
Raytheon Technologies Corp.	46,334	3,580,228
Teledyne Technologies, Inc. (b)	1,186	490,589
The Boeing Co.	16,729	4,261,211
TransDigm Group, Inc. (b)	1,669	981,239
		16,799,787
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	4,050	386,491
Expeditors International of Washington, Inc.	5,139	553,419
FedEx Corp.	7,413	2,105,588
United Parcel Service, Inc. - Class B	21,940	3,729,581
		6,775,079
Airlines (0.3%)
Alaska Air Group, Inc.	3,743	259,053
American Airlines Group, Inc.	19,506	466,193
Delta Air Lines, Inc.	19,459	939,481
Southwest Airlines Co.	18,011	1,099,752
United Airlines Holdings, Inc. (b)	9,711	558,771
		3,323,250
Building Products (0.5%)
Allegion PLC (c)	2,738	343,948
AO Smith Corp.	4,050	273,820
Carrier Global Corp.	24,917	1,051,996
Fortune Brands Home & Security, Inc.	4,197	402,157
Johnson Controls International PLC (c)	21,963	1,310,532
Masco Corp.	7,841	469,676
Trane Technologies PLC (c)	7,270	1,203,621
		5,055,750
Commercial Services & Supplies (0.4%)
Cintas Corp.	2,690	918,124
Copart, Inc. (b)	6,341	688,696
Republic Services, Inc.	6,416	637,430
Rollins, Inc.	6,753	232,438
Waste Management, Inc.	11,871	1,531,596
		4,008,284
Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	3,907	505,058
Quanta Services, Inc.	4,151	365,205
		870,263
Electrical Equipment (0.6%)
AMETEK, Inc.	7,030	897,942
Eaton Corp. PLC (c)	12,139	1,678,581
Emerson Electric Co.	18,297	1,650,755
Generac Holdings, Inc. (b)	1,917	627,721
Rockwell Automation, Inc.	3,513	932,491
		5,787,490
Industrial Conglomerates (1.3%)
3M Co.	17,659	3,402,536
General Electric Co.	267,366	3,510,516
Honeywell International, Inc.	21,208	4,603,621

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Roper Technologies, Inc.	3,262	$1,315,695
Textron, Inc.	6,919	388,017
		13,220,385
Machinery (1.8%)
Caterpillar, Inc.	16,628	3,855,534
Cummins, Inc.	4,471	1,158,481
Deere & Co.	9,558	3,576,030
Dover Corp.	4,380	600,629
Fortive Corp.	10,309	728,228
IDEX Corp.	2,249	470,761
Illinois Tool Works, Inc.	8,787	1,946,496
Ingersoll Rand, Inc. (b)	11,365	559,272
Otis Worldwide Corp.	12,430	850,833
PACCAR, Inc.	10,579	983,001
Parker Hannifin Corp.	3,905	1,231,754
Pentair PLC (c)	5,049	314,654
Snap-On, Inc.	1,655	381,875
Stanley Black & Decker, Inc.	4,882	974,789
Westinghouse Air Brake Technologies Corp.	5,414	428,572
Xylem, Inc.	5,451	573,336
		18,634,245
Professional Services (0.4%)
Equifax, Inc.	3,663	663,479
IHS Markit, Ltd. (c)	11,367	1,100,098
Nielsen Holdings PLC (c)	10,910	274,386
Robert Half International, Inc.	3,352	261,691
United Rentals, Inc. (b)	2,193	722,177
Verisk Analytics, Inc.	4,956	875,676
		3,897,507
Road & Rail (1.0%)
CSX Corp.	23,251	2,241,861
JB Hunt Transport Services, Inc.	2,471	415,301
Kansas City Southern	2,770	731,058
Norfolk Southern Corp.	7,682	2,062,771
Old Dominion Freight Line, Inc.	2,950	709,210
Union Pacific Corp.	20,425	4,501,874
		10,662,075
Trading Companies & Distributors (0.1%)
Fastenal Co.	17,513	880,554
WW Grainger, Inc.	1,386	555,689
		1,436,243
Information Technology (32.4%)
Communications Equipment (0.8%)
Arista Networks, Inc. (b)	1,629	491,779
Cisco Systems, Inc.	128,737	6,656,990
F5 Networks, Inc. (b)	1,821	379,897
Juniper Networks, Inc.	10,007	253,477
Motorola Solutions, Inc.	5,145	967,517
		8,749,660
Computers & Peripherals (5.7%)
Apple, Inc. (d)	481,215	58,780,412
NetApp, Inc.	6,787	493,211
Western Digital Corp.	9,334	623,045
		59,896,668
Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp. - Class A	18,270	1,205,272
CDW Corp.	4,264	706,758
Corning, Inc.	23,430	1,019,439
FLIR Systems, Inc.	3,931	221,983
IPG Photonics Corp. (b)	1,098	231,612
Keysight Technologies, Inc. (b)	5,662	811,931
Seagate Technology PLC (c)	6,125	470,094
TE Connectivity, Ltd. (c)	10,090	1,302,720
Trimble, Inc. (b)	7,653	595,327
		6,565,136

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Interactive Media & Services (5.9%)
Akamai Technologies, Inc. (b)	4,923	$501,654
Alphabet, Inc. - Class A (b)	9,171	18,915,371
Alphabet, Inc. - Class C (b)	8,790	18,183,258
eBay, Inc.	19,711	1,207,101
Facebook, Inc. - Class A (b)	73,351	21,604,070
Twitter, Inc. (b)	24,338	1,548,627
		61,960,081
IT Services (5.1%)
Accenture PLC - Class A (c)	19,340	5,342,675
Automatic Data Processing, Inc.	13,049	2,459,345
Broadridge Financial Solutions, Inc.	3,441	526,817
Cognizant Technology Solutions Corp. - Class A	16,180	1,263,982
DXC Technology Co.	7,763	242,671
Fidelity National Information Services, Inc.	18,940	2,663,153
Fiserv, Inc. (b)	17,556	2,089,866
FleetCor Technologies, Inc. (b)	2,494	669,963
Gartner, Inc. (b)	2,630	480,107
Global Payments, Inc.	9,003	1,814,825
International Business Machines Corp.	27,248	3,631,069
Jack Henry & Associates, Inc.	2,288	347,135
Leidos Holdings, Inc.	4,044	389,356
Mastercard, Inc. - Class A	26,736	9,519,353
Paychex, Inc.	9,787	959,322
PayPal Holdings, Inc. (b)	35,713	8,672,545
The Western Union Co.	12,530	308,990
VeriSign, Inc. (b)	2,988	593,895
Visa, Inc. - Class A	51,721	10,950,887
		52,925,956
Office Electronics (0.1%)
Zebra Technologies Corp. - Class A (b)	1,610	781,140
Semiconductors & Semiconductor Equipment (5.5%)
Advanced Micro Devices, Inc. (b)	36,952	2,900,732
Analog Devices, Inc.	11,248	1,744,340
Applied Materials, Inc.	27,982	3,738,395
Broadcom, Inc.	12,448	5,771,640
Enphase Energy, Inc. (b)	3,930	637,289
Intel Corp.	123,895	7,929,280
KLA Corp.	4,698	1,552,219
Lam Research Corp.	4,358	2,594,056
Maxim Integrated Products, Inc.	8,173	746,767
Microchip Technology, Inc.	8,210	1,274,356
Micron Technology, Inc. (b)	34,112	3,009,019
Monolithic Power Systems, Inc.	1,310	462,705
NVIDIA Corp.	18,906	10,094,481
NXP Semiconductors NV (c)	8,447	1,700,719
Qorvo, Inc. (b)	3,459	631,959
QUALCOMM, Inc.	34,640	4,592,918
Skyworks Solutions, Inc.	5,028	922,537
Teradyne, Inc.	5,064	616,188
Texas Instruments, Inc.	28,061	5,303,248
Xilinx, Inc.	7,494	928,507
		57,151,355
Software (8.5%)
Activision Blizzard, Inc.	23,625	2,197,125
Adobe, Inc. (b)	14,617	6,948,483
ANSYS, Inc. (b)	2,627	892,024
Autodesk, Inc. (b)	6,705	1,858,291
Cadence Design Systems, Inc. (b)	8,506	1,165,237
Citrix Systems, Inc.	3,728	523,262
Electronic Arts, Inc.	8,770	1,187,195
Fortinet, Inc. (b)	4,139	763,314
Intuit, Inc.	8,350	3,198,551
Microsoft Corp.	229,990	54,224,742
NortonLifeLock, Inc.	17,744	377,237
Oracle Corp.	56,557	3,968,605
Paycom Software, Inc. (b)	1,540	569,892

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Salesforce.com, Inc. (b)	27,985	$5,929,182
ServiceNow, Inc. (b)	5,980	2,990,658
Synopsys, Inc. (b)	4,646	1,151,186
Take-Two Interactive Software, Inc. (b)	3,504	619,157
Tyler Technologies, Inc. (b)	1,286	545,946
		89,110,087
Technology Hardware Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.	39,676	624,500
HP, Inc.	38,194	1,212,660
		1,837,160
Materials (2.6%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	6,748	1,898,482
Albemarle Corp.	3,492	510,216
Celanese Corp.	3,481	521,489
CF Industries Holdings, Inc.	6,525	296,105
Corteva, Inc.	22,689	1,057,761
Dow, Inc.	22,724	1,452,973
DuPont de Nemours, Inc.	16,417	1,268,706
Eastman Chemical Co.	4,105	452,043
Ecolab, Inc.	7,583	1,623,293
FMC Corp.	3,884	429,609
International Flavors & Fragrances, Inc.	7,584	1,058,802
Linde PLC (c)	15,943	4,466,272
LyondellBasell Industries NV - Class A (c)	7,845	816,272
PPG Industries, Inc.	7,225	1,085,628
The Mosaic Co.	10,519	332,506
The Sherwin-Williams Co.	2,442	1,802,220
		19,072,377
Commercial Services & Supplies (0.0%)
Avery Dennison Corp.	2,530	464,634
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,899	637,722
Vulcan Materials Co.	4,047	682,931
		1,320,653
Containers & Packaging (0.3%)
Amcor PLC (c)	47,630	556,319
Ball Corp.	9,999	847,315
International Paper Co.	11,986	648,083
Packaging Corp. of America	2,882	387,571
Sealed Air Corp.	4,694	215,079
WestRock Co.	8,035	418,222
		3,072,589
Metals & Mining (0.4%)
Freeport-McMoRan, Inc. (b)	44,474	1,464,529
Newmont Corp.	24,404	1,470,829
Nucor Corp.	9,088	729,494
		3,664,852
Real Estate (2.4%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc.	16,426	521,361
Ventas, Inc.	11,424	609,356
Welltower, Inc.	12,727	911,635
		2,042,352
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	21,509	362,427
Industrial REITs (0.3%)
Duke Realty Corp.	11,397	477,876
ProLogis, Inc.	22,550	2,390,300
		2,868,176
Office REITs (0.1%)
Alexandria Real Estate Equities, Inc.	3,850	632,555
Boston Properties, Inc.	4,305	435,924

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Vornado Realty Trust	4,777	$216,828
		1,285,307
Real Estate Services (0.1%)
CBRE Group, Inc. - Class A (b)	10,233	809,533
Residential REITs (0.3%)
AvalonBay Communities, Inc.	4,241	782,507
Equity Residential	10,454	748,820
Essex Property Trust, Inc.	2,010	546,398
Mid-America Apartment Communities, Inc.	3,433	495,588
UDR, Inc.	9,051	396,977
		2,970,290
Retail REITs (0.2%)
Federal Realty Investment Trust	2,043	207,262
Kimco Realty Corp.	13,186	247,238
Realty Income Corp.	11,386	723,011
Regency Centers Corp.	4,807	272,605
Simon Property Group, Inc.	10,017	1,139,634
		2,589,750
Specialized REITs (1.2%)
American Tower Corp.	13,551	3,239,502
Crown Castle International Corp.	13,152	2,263,854
Digital Realty Trust, Inc.	8,572	1,207,280
Equinix, Inc.	2,752	1,870,232
Extra Space Storage, Inc.	4,026	533,646
Iron Mountain, Inc.	8,795	325,503
Public Storage	4,630	1,142,499
SBA Communications Corp.	3,334	925,352
Weyerhaeuser Co.	22,802	811,751
		12,319,619
Utilities (2.7%)
Electric Utilities (1.6%)
Alliant Energy Corp.	7,619	412,645
American Electric Power Co., Inc.	15,143	1,282,612
Duke Energy Corp.	23,439	2,262,567
Edison International	11,565	677,709
Entergy Corp.	6,083	605,076
Evergy, Inc.	6,920	411,948
Eversource Energy	10,459	905,645
Exelon Corp.	29,772	1,302,227
FirstEnergy Corp.	16,564	574,605
NextEra Energy, Inc.	59,763	4,518,681
Pinnacle West Capital Corp.	3,375	274,556
PPL Corp.	23,449	676,269
The Southern Co.	32,219	2,002,733
Xcel Energy, Inc.	16,340	1,086,773
		16,994,046
Gas Utilities (0.1%)
Atmos Energy Corp.	3,873	382,846
ONEOK, Inc.	13,569	687,405
		1,070,251
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	7,461	281,504
The AES Corp.	20,373	546,200
		827,704
Multi-Utilities (0.8%)
Ameren Corp.	7,687	625,414
CenterPoint Energy, Inc.	16,819	380,950
CMS Energy Corp.	8,804	538,981
Consolidated Edison, Inc.	10,441	780,987
Dominion Energy, Inc.	24,567	1,866,109
DTE Energy Co.	5,847	778,470
NiSource, Inc.	11,917	287,319
Public Service Enterprise Group, Inc.	15,402	927,354
Sempra Energy	9,227	1,223,316

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

WEC Energy Group, Inc.	9,618	$900,149
		8,309,049
Water Utilities (0.1%)
American Water Works Co., Inc.	5,532	829,357
Total common stocks (cost: $331,585,604)		1,025,044,378
Short-Term Securities (1.9%)
Investment Companies (1.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.036%	20,082,399	20,082,399
Total short-term securities (cost: $20,082,399)		20,082,399
Total investments in securities (cost: $351,668,003) (e)		1,045,126,777
Liabilities in excess of cash and other assets (0.0%)		(269,799)
Total net assets (100.0%)		$1,044,856,978

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 3.5% of net assets in foreign securities at March 31, 2021.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts On March 31, 2021, securities with an aggregate market value of $17,101,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	June 2021	96	Long	$18,757,210	$19,043,520	$286,310

(e)	At March 31, 2021 the cost of investments for federal income tax purposes was $354,389,087. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$698,682,555
Gross unrealized depreciation	(7,658,555)
Net unrealized appreciation	$691,024,000

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities

March 31, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (71.3%)
Argentina (1.9%)
Government (1.9%)
Argentina Treasury Bond BONCER (ARS)
1.000%, 08/05/21	5,255,800	$53,339
1.100%, 04/17/21	9,861,335	93,313
1.200%, 03/18/22	58,485,718	564,450
1.300%, 09/20/22	492,100	4,459
1.400%, 03/25/23	32,768,158	293,543
1.500%, 03/25/24	32,768,162	270,841
Argentine Bonos del Tesoro (ARS)
15.500%, 10/17/26	59,411,000	147,149
16.000%, 10/17/23	29,346,000	107,863
18.200%, 10/03/21	28,501,000	176,809
		1,711,766
Ghana (1.6%)
Government (1.6%)
Ghana Government Bond (GHS)
18.750%, 01/24/22	960,000	169,093
19.000%, 11/02/26	2,890,000	502,617
19.750%, 03/25/24	960,000	173,925
19.750%, 03/15/32	2,890,000	499,460
24.500%, 06/21/21	50,000	8,782
24.750%, 07/19/21	160,000	28,289
Republic of Ghana Government Bonds (GHS)
16.250%, 05/17/21	130,000	22,474
17.600%, 11/28/22	100,000	17,518
17.600%, 02/20/23	100,000	17,498
18.300%, 03/02/26	100,000	17,121
		1,456,777
Indonesia (9.6%)
Government (9.6%)
Indonesia Treasury Bond (IDR)
5.500%, 04/15/26	43,580,000,000	2,944,838
5.625%, 05/15/23	779,000,000	54,321
6.500%, 06/15/25	46,663,000,000	3,286,553
8.375%, 03/15/24	7,865,000,000	582,681
9.500%, 07/15/23	18,680,000,000	1,407,722
10.000%, 09/15/24	1,959,000,000	152,512
10.250%, 07/15/22	2,658,000,000	196,683
		8,625,310
Mexico (9.6%)
Government (9.6%)
Mexican Bonos (MXN)
6.500%, 06/10/21	18,150,000	889,878
6.500%, 06/09/22	49,538,000	2,468,946
6.750%, 03/09/23	26,998,000	1,363,392
7.250%, 12/09/21	44,130,000	2,195,015
8.000%, 12/07/23	22,829,000	1,189,311
10.000%, 12/05/24	9,340,000	521,516
		8,628,058
Norway (4.3%)
Government (4.3%)
Norway Government Bond (NOK)
1.500%, 02/19/26 (c)	1,910,000	228,305
1.750%, 03/13/25 (c)	3,215,000	388,669
2.000%, 05/24/23 (c)	8,483,000	1,024,353
3.000%, 03/14/24 (c)	9,548,000	1,191,818
3.750%, 05/25/21 (c)	8,735,000	1,027,947
		3,861,092

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

South Korea (17.1%)
Government (17.1%)
Korea Treasury Bond (KRW)
1.375%, 12/10/29	4,709,000,000	$3,965,026
3.000%, 03/10/23	967,000,000	888,274
3.000%, 09/10/24	2,419,000,000	2,255,666
3.375%, 09/10/23	2,729,000,000	2,542,770
3.500%, 03/10/24	1,785,000,000	1,681,138
4.250%, 06/10/21	4,577,300,000	4,073,484
		15,406,358
United States (27.2%)
Government (27.2%)
U.S. Treasury Note (USD)
1.500%, 10/31/24	170,000	175,751
1.500%, 11/30/24	4,250,000	4,392,940
1.625%, 02/15/26	890,000	919,968
1.625%, 10/31/26	890,000	915,379
1.750%, 12/31/24	3,489,000	3,638,373
2.000%, 02/15/25	4,140,000	4,358,644
2.125%, 05/15/25	4,950,000	5,237,912
2.125%, 05/31/26	405,000	428,303
2.625%, 12/31/25	1,641,000	1,775,036
2.875%, 05/31/25	2,390,000	2,602,766
		24,445,072
Total long-term debt securities (cost: $70,536,079)		64,134,433
Short-Term Securities (28.0%)
Argentina (0.1%)
Letras de la Nacion Argentina con Ajuste por CER (ARS)
0.344%, 09/13/21 (d)	3,720,289	29,931
0.347%, 05/21/21 (d)	6,696,877	54,365
		84,296
Japan (9.9%)
Japan Treasury Discount Bill (JPY)
0.027%, 06/10/21 (d)	195,600,000	1,770,496
0.027%, 08/25/21 (d)	106,100,000	960,608
0.047%, 05/25/21 (d)	460,700,000	4,169,885
0.050%, 11/22/21 (d)	96,000,000	869,450
0.050%, 12/20/21 (d)	76,200,000	690,199
0.052%, 06/16/21 (d)	49,450,000	447,609
		8,908,247
Mexico (0.9%)
Mexico Cetes (MXN)
0.003%, 01/13/22 (d)	9,267,200	437,011
0.012%, 10/21/21 (d)	376,600	17,959
0.020%, 06/17/21 (d)	7,323,000	354,714
0.021%, 10/21/21 (d)	163,800	7,811
		817,495
United States (2.5%)
U.S. Treasury Bill (USD)
0.007%, 04/08/21 (d)	2,210,000	2,209,997

	Shares
Investment Companies (14.6%)
United States (14.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.036%	13,164,512	13,164,512
Total short-term securities (cost: $25,697,613)		25,184,547
Total investments in securities (cost: $96,233,692) (e)		89,318,980
Cash and other assets in excess of liabilities (0.7%)		659,411
Total net assets (100.0%)		$89,978,391

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Foreign Forward Currency Contracts

On March 31, 2021, SFT International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
04/05/21	6,500,532	BRL	1,174,866	USD	$22,902	$—	CIT
04/05/21	872,074	USD	4,900,532	BRL	—	(3,647)	CIT
04/05/21	286,666	USD	1,600,000	BRL	—	(3,129)	CIT
04/07/21	96,553,400	JPY	906,032	USD	32,195	—	JPM
04/07/21	151,000,000	JPY	1,422,844	USD	56,249	—	JPM
04/07/21	2,414,036	USD	247,553,400	JPY	—	(173,604)	JPM
04/13/21	34,755,000	MXN	1,728,614	USD	31,129	—	CIT
04/13/21	312,168	CHF	288,062	EUR	20,980	—	GSC
04/13/21	312,168	CHF	288,062	EUR	—	(14,127)	GSC
04/13/21	290,258	EUR	312,168	CHF	1,216	—	GSC
04/13/21	290,258	EUR	312,168	CHF	—	(10,651)	GSC
04/13/21	972,497	AUD	73,625,316	JPY	—	(46,317)	HSB
04/13/21	972,497	AUD	73,625,316	JPY	—	(28,043)	HSB
04/13/21	560,000	AUD	42,659,891	JPY	—	(22,775)	JPM
04/13/21	560,000	AUD	42,659,891	JPY	—	(17,658)	JPM
04/13/21	1,490,050	AUD	112,847,449	JPY	—	(70,594)	JPM
04/13/21	1,490,050	AUD	112,847,449	JPY	—	(42,982)	JPM
04/13/21	198,798	CHF	183,848	EUR	13,852	—	UBS
04/13/21	198,798	CHF	183,848	EUR	—	(9,016)	UBS
04/13/21	184,613	EUR	198,798	CHF	—	(391)	UBS
04/13/21	184,613	EUR	198,798	CHF	—	(5,345)	UBS
04/14/21	814,564	USD	5,292,550	CNH	—	(8,295)	HSB
04/15/21	483,874	EUR	5,009,117	SEK	171	—	DBK
04/15/21	483,874	EUR	5,009,117	SEK	5,783	—	DBK
04/16/21	239,298	USD	194,825	EUR	—	(10,274)	BOA
04/16/21	194,825	EUR	230,188	USD	1,165	—	BOA
04/16/21	362,092	EUR	3,756,850	SEK	455	—	DBK
04/16/21	362,092	EUR	3,756,850	SEK	4,963	—	DBK
04/16/21	231,867	USD	17,063,066	INR	1,170	—	HSB
04/19/21	371,197	EUR	3,756,850	SEK	—	(20,157)	DBK
04/19/21	371,197	EUR	3,756,850	SEK	14,857	—	DBK
04/30/21	669,187	EUR	82,129,957	JPY	297	—	CIT
04/30/21	669,187	EUR	82,129,957	JPY	—	(43,712)	CIT
05/03/21	1,043,195	EUR	1,618,371	CAD	26,916	—	HSB
05/03/21	1,043,195	EUR	1,618,371	CAD	34,065	—	HSB
05/03/21	153,900	USD	205,000	AUD	2,259	—	MSC
05/03/21	205,000	AUD	144,944	USD	—	(11,214)	MSC
05/04/21	421,779	USD	31,175,800	INR	3,070	—	JPM
05/10/21	306,878	USD	22,722,800	INR	2,540	—	CIT
05/10/21	495,832	USD	36,649,400	INR	3,226	—	HSB
05/17/21	227,819	USD	250,000,000	KRW	—	(6,837)	CIT
05/17/21	250,000,000	KRW	224,125	USD	3,142	—	CIT
05/17/21	993,023	EUR	10,018,217	SEK	—	(54,906)	DBK
05/17/21	993,023	EUR	10,018,217	SEK	36,669	—	DBK
05/17/21	230,972	USD	17,063,067	INR	1,164	—	HSB
05/20/21	568,714	USD	3,677,220	CNH	—	(10,056)	JPM
05/25/21	112,344	AUD	9,338,617	JPY	—	(4,287)	JPM
05/25/21	112,344	AUD	9,338,617	JPY	3,258	—	JPM
06/08/21	306,465	USD	23,044,600	INR	6,148	—	CIT
06/09/21	180,360	USD	13,570,300	INR	3,704	—	CIT
06/09/21	318,081	CHF	294,011	EUR	21,457	—	UBS
06/09/21	318,081	CHF	294,011	EUR	—	(14,010)	UBS
06/09/21	295,190	EUR	318,081	CHF	10,444	—	UBS
06/09/21	295,190	EUR	318,081	CHF	—	(19,278)	UBS
06/10/21	603,250	AUD	50,149,077	JPY	—	(9,113)	CIT
06/10/21	603,250	AUD	50,149,077	JPY	3,665	—	CIT
06/11/21	973,796	EUR	10,018,200	SEK	35,966	—	DBK
06/11/21	973,796	EUR	10,018,200	SEK	—	(31,893)	DBK
06/11/21	972,503	AUD	81,448,157	JPY	—	(10,646)	HSB
06/11/21	972,503	AUD	81,448,157	JPY	7,324	—	HSB
06/11/21	496,231	USD	36,751,860	INR	2,127	—	HSB
06/15/21	184,946	USD	13,728,522	INR	1,114	—	CIT
06/15/21	255,346	EUR	2,624,700	SEK	9,207	—	DBK

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
06/15/21	255,346	EUR	2,624,700	SEK	$—	$(8,410)	DBK
06/15/21	288,341	EUR	3,097,500	NOK	11,645	—	DBK
06/15/21	288,341	EUR	3,097,500	NOK	11,838	—	DBK
06/15/21	5,187,181	USD	538,509,244	JPY	—	(310,328)	DBK
06/15/21	182,000,000	JPY	1,709,092	USD	60,862	—	DBK
06/15/21	280,000,000	JPY	2,576,027	USD	40,289	—	DBK
06/15/21	76,509,244	JPY	704,464	USD	11,580	—	DBK
06/15/21	396,788	USD	41,194,514	JPY	—	(23,722)	HSB
06/15/21	41,194,514	JPY	378,964	USD	5,898	—	HSB
06/15/21	423,981	USD	43,990,132	JPY	—	(25,597)	JPM
06/15/21	1,122,791	USD	7,365,050	CNH	—	(6,031)	JPM
06/15/21	4,965,623	USD	32,500,000	CNH	—	(37,659)	JPM
06/15/21	43,990,132	JPY	404,616	USD	6,232	—	JPM
06/16/21	123,286	USD	9,249,779	INR	2,057	—	CIT
06/16/21	654,397	EUR	6,686,100	SEK	24,230	—	DBK
06/16/21	654,397	EUR	6,686,100	SEK	—	(26,839)	DBK
06/16/21	445,183	EUR	4,735,500	NOK	17,674	—	DBK
06/16/21	445,183	EUR	4,735,500	NOK	13,080	—	DBK
06/16/21	30,838	EUR	313,069	SEK	—	(919)	DBK
06/16/21	585,919	EUR	5,948,313	SEK	—	(17,465)	DBK
06/16/21	30,838	EUR	313,069	SEK	566	—	DBK
06/16/21	585,919	EUR	5,948,313	SEK	10,750	—	DBK
06/16/21	404,772	USD	2,671,330	CNH	250	—	HSB
06/16/21	160,308	USD	12,024,712	INR	2,638	—	HSB
06/16/21	650,000	AUD	55,007,550	JPY	—	(8,864)	HSB
06/16/21	650,000	AUD	55,007,550	JPY	11,817	—	HSB
06/16/21	407,259	USD	2,655,860	CNH	—	(4,583)	HSB
06/18/21	492,483	EUR	5,230,000	NOK	22,000	—	DBK
06/18/21	492,483	EUR	5,230,000	NOK	10,983	—	DBK
06/18/21	164,727	EUR	1,680,000	SEK	6,931	—	JPM
06/18/21	164,727	EUR	1,680,000	SEK	—	(7,943)	JPM
06/22/21	348,125	EUR	3,525,000	NOK	—	(1,249)	JPM
06/22/21	348,125	EUR	3,525,000	NOK	4,385	—	JPM
06/24/21	26,500,000	MXN	1,268,046	USD	—	(16,025)	HSB
06/30/21	728,510	EUR	89,825,275	JPY	—	(7,309)	CIT
06/30/21	728,510	EUR	89,825,275	JPY	—	(36,809)	CIT
06/30/21	728,510	EUR	94,269,148	JPY	—	(6,614)	CIT
06/30/21	728,510	EUR	94,273,884	JPY	—	(4,929)	CIT
06/30/21	728,510	EUR	94,269,148	JPY	2,748	—	CIT
06/30/21	728,510	EUR	94,273,884	JPY	1,105	—	CIT
07/08/21	11,783,000	MXN	550,834	USD	—	(19,214)	CIT
07/08/21	14,589,000	MXN	677,584	USD	—	(28,215)	CIT
07/13/21	560,000	AUD	42,608,184	JPY	—	(23,404)	JPM
07/13/21	560,000	AUD	42,608,184	JPY	—	(17,292)	JPM
07/14/21	749,025	USD	4,887,990	CNH	—	(9,505)	CIT
08/03/21	669,186	EUR	1,044,530	CAD	13,523	—	CIT
08/03/21	669,186	EUR	1,044,530	CAD	29,197	—	CIT
08/03/21	648,262	EUR	1,009,730	CAD	13,073	—	HSB
08/03/21	1,041,148	EUR	1,618,371	CAD	27,023	—	HSB
08/03/21	648,262	EUR	1,009,730	CAD	26,608	—	HSB
08/03/21	1,041,148	EUR	1,618,371	CAD	34,068	—	HSB
08/05/21	57,690,000	MXN	2,799,602	USD	17,636	—	HSB
08/23/21	14,445,000	MXN	667,532	USD	—	(27,601)	CIT
08/23/21	26,757,000	MXN	1,285,047	USD	—	(2,575)	CIT
08/24/21	48,920,000	JPY	450,427	USD	7,064	—	CIT
08/24/21	464,333	USD	48,920,000	JPY	—	(20,970)	CIT
09/07/21	415,641	USD	31,264,100	INR	3,200	—	JPM
09/08/21	403,956	USD	30,375,500	INR	2,924	—	CIT
09/08/21	541,136	USD	40,440,200	INR	561	—	JPM
09/15/21	255,349	EUR	2,627,800	SEK	8,958	—	DBK
09/15/21	255,349	EUR	2,627,800	SEK	—	(8,152)	DBK
09/15/21	288,338	EUR	3,104,300	NOK	11,731	—	DBK
09/15/21	288,338	EUR	3,104,300	NOK	11,836	—	DBK
09/16/21	30,804	EUR	313,069	SEK	—	(887)	DBK
09/16/21	585,280	EUR	5,948,315	SEK	—	(16,857)	DBK
09/16/21	30,804	EUR	313,069	SEK	531	—	DBK
09/16/21	585,280	EUR	5,948,315	SEK	10,105	—	DBK
09/16/21	1,509,742	USD	12,777,100	NOK	—	(13,076)	JPM

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
09/20/21	1,641,695	USD	14,272,900	NOK	$30,178	$—	JPM
09/30/21	1,040,414	USD	8,890,338	NOK	956	—	JPM
10/15/21	8,158,000	EUR	1,034,010,184	JPY	—	(545,834)	DBK
10/15/21	8,158,000	EUR	1,034,010,184	JPY	294,964	—	DBK
10/25/21	517,375	EUR	65,269,473	JPY	—	(38,144)	HSB
10/25/21	517,375	EUR	65,269,473	JPY	19,402	—	HSB
					$1,267,945	$(2,025,978)

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.
(d)	Rate represents annualized yield at date of purchase.
(e)	On March 31, 2021, the cost of investments for federal income tax purposes was $96,233,692. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$1,699,395
Gross unrealized depreciation	(8,614,107)
Net unrealized appreciation	$(6,914,712)

Currency Legend

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Counterparty Legend

BOA	Bank of America Merrill Lynch
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
MSC	Morgan Stanley & Co., Inc.
UBS	UBS AG

See accompanying notes to investments in securities.

SFT IvySM Growth Fund

Investments in Securities

March 31, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.2%)
Communication Services (1.0%)
Interactive Media & Services (1.0%)
Pinterest, Inc. Class A (b)	79,300	$5,870,579
Consumer Discretionary (14.1%)
Automobiles (1.9%)
Ferrari NV (c)	53,729	11,244,405
Hotels, Restaurants & Leisure (1.6%)
Booking Holdings, Inc. (b)	4,267	9,941,427
Internet & Catalog Retail (6.5%)
Amazon.com, Inc. (b)	12,670	39,201,993
Specialty Retail (2.9%)
O’Reilly Automotive, Inc. (b)	11,386	5,775,549
The Home Depot, Inc.	39,361	12,014,945
		17,790,494
Textiles, Apparel & Luxury Goods (1.2%)
NIKE, Inc. - Class B	53,129	7,060,313
Consumer Staples (2.6%)
Beverages (2.0%)
The Coca-Cola Co.	226,490	11,938,288
Personal Care (0.6%)
The Estee Lauder Cos., Inc. - Class A	12,986	3,776,978
Financial (3.2%)
Capital Markets (3.2%)
Intercontinental Exchange, Inc.	74,713	8,343,948
S&P Global, Inc.	30,438	10,740,657
		19,084,605
Health Care (12.2%)
Health Care Equipment & Supplies (5.0%)
Danaher Corp.	31,304	7,045,904
DexCom, Inc. (b)	5,138	1,846,546
Intuitive Surgical, Inc. (b)	9,663	7,140,377
The Cooper Cos., Inc.	35,998	13,826,472
		29,859,299
Health Care Providers & Services (3.1%)
UnitedHealth Group, Inc.	50,777	18,892,599
Health Care Technology (2.5%)
Cerner Corp.	211,494	15,202,189
Life Sciences Tools & Services (0.3%)
Mettler-Toledo International, Inc. (b)	1,658	1,916,134
Pharmaceuticals (1.3%)
Zoetis, Inc.	49,082	7,729,433
Industrials (7.2%)
Machinery (2.2%)
Stanley Black & Decker, Inc.	66,451	13,268,271
Professional Services (2.0%)
TransUnion	57,563	5,180,670
Verisk Analytics, Inc.	40,920	7,230,155
		12,410,825
Road & Rail (3.0%)
JB Hunt Transport Services, Inc.	63,962	10,750,093
Union Pacific Corp.	33,436	7,369,629
		18,119,722

See accompanying notes to investments in securities.

SFT IvySM Growth Fund

Investments in Securities – continued

Information Technology (58.9%)
Communications Equipment (3.4%)
Motorola Solutions, Inc.	109,762	$20,640,744
Computers & Peripherals (7.9%)
Apple, Inc.	390,656	47,718,630
Interactive Media & Services (9.9%)
Alphabet, Inc. - Class A (b)	15,518	32,006,185
Alphabet, Inc. - Class C (b)	2,634	5,448,772
Facebook, Inc. - Class A (b)	75,495	22,235,542
		59,690,499
IT Services (13.8%)
Broadridge Financial Solutions, Inc.	72,910	11,162,521
Gartner, Inc. (b)	65,018	11,869,036
PayPal Holdings, Inc. (b)	71,141	17,275,880
VeriSign, Inc. (b)	71,498	14,210,943
Visa, Inc. - Class A	136,023	28,800,150
		83,318,530
Office Electronics (0.4%)
Zebra Technologies Corp. - Class A (b)	4,490	2,178,458
Semiconductors & Semiconductor Equipment (2.6%)
NVIDIA Corp.	29,517	15,760,012
Software (20.9%)
Adobe, Inc. (b)	35,385	16,820,968
Electronic Arts, Inc.	113,295	15,336,744
Intuit, Inc.	47,185	18,074,686
Microsoft Corp.	266,534	62,840,721
Salesforce.com, Inc. (b)	61,772	13,087,634
		126,160,753
Total common stocks (cost: $348,803,489)		598,775,180
Short-Term Securities (0.8%)
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.036%	4,653,361	4,653,361
Total short-term securities (cost: $4,653,361)		4,653,361
Total investments in securities (cost: $353,456,850) (d)		603,428,541
Cash and other assets in excess of liabilities (0.0%)		90,761
Total net assets (100.0%)		$603,519,302

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 1.9% of net assets in foreign securities at March 31, 2021.
(d)	At March 31, 2021 the cost of investments for federal income tax purposes was $354,291,873. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$249,136,668
Gross unrealized depreciation	-
Net unrealized appreciation	$249,136,668

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities

March 31, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.7%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.9%)
Bandwidth, Inc. Class A (b)	15,194	$1,925,687
Media (0.5%)
Gray Television, Inc.	59,237	1,089,961
Consumer Discretionary (18.7%)
Auto Components (3.4%)
Fox Factory Holding Corp. (b)	30,989	3,937,462
Visteon Corp. (b)	27,148	3,310,699
		7,248,161
Entertainment (0.8%)
Monarch Casino & Resort, Inc. (b)	30,244	1,833,391
Hotels, Restaurants & Leisure (6.3%)
Churchill Downs, Inc.	17,657	4,015,555
Marriott Vacations Worldwide Corp.	25,225	4,393,690
Texas Roadhouse, Inc.	29,824	2,861,315
Wyndham Hotels & Resorts, Inc.	32,259	2,251,033
		13,521,593
Household Durables (1.1%)
Installed Building Products, Inc.	4,815	533,887
Purple Innovation, Inc. (b)	12,244	387,523
TopBuild Corp. (b)	6,798	1,423,705
		2,345,115
Internet & Direct Marketing Retail (0.2%)
thredUP, Inc. Class A (b)	18,277	426,402
Leisure Equipment & Products (1.5%)
Malibu Boats, Inc. - Class A (b)	40,952	3,263,055
Media (2.1%)
Nexstar Media Group, Inc. - Class A	32,089	4,506,258
Specialty Retail (1.7%)
Lithia Motors, Inc. Class A	9,239	3,604,042
Textiles, Apparel & Luxury Goods (1.6%)
Deckers Outdoor Corp. (b)	10,352	3,420,508
Consumer, Non-cyclical (0.3%)
Beverages (0.3%)
The Duckhorn Portfolio, Inc. (b)	44,951	754,278
Financial (5.9%)
Capital Markets (3.4%)
Focus Financial Partners, Inc. Class A (b)	17,915	745,623
Hamilton Lane, Inc. - Class A	18,487	1,637,209
LPL Financial Holdings, Inc.	17,301	2,459,510
Open Lending Corp. Class A (b)	67,572	2,393,400
		7,235,742
Commercial Banks (2.5%)
BancorpSouth Bank	33,194	1,078,141
Pinnacle Financial Partners, Inc.	32,637	2,893,596
Seacoast Banking Corp. of Florida (b)	39,995	1,449,419
		5,421,156
Health Care (27.3%)
Biotechnology (7.6%)
CareDx, Inc. (b)	78,814	5,366,445
Insmed, Inc. (b)	33,543	1,142,475
Novavax, Inc. (b)	6,310	1,144,066
Veracyte, Inc. (b)	26,754	1,438,028

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities – continued

Vericel Corp. (b)	129,406	$7,188,503
		16,279,517
Health Care Equipment & Supplies (7.8%)
Axonics Modulation Technologies, Inc. (b)	56,350	3,374,801
Haemonetics Corp. (b)	27,696	3,074,533
OraSure Technologies, Inc. (b)	126,476	1,475,975
Penumbra, Inc. (b)	10,013	2,709,318
Tactile Systems Technology, Inc. (b)	58,417	3,183,142
Tandem Diabetes Care, Inc. (b)	34,379	3,033,947
		16,851,716
Health Care Providers & Services (7.2%)
1Life Healthcare, Inc. (b)	37,930	1,482,304
AMN Healthcare Services, Inc. (b)	40,634	2,994,726
Castle Biosciences, Inc. (b)	15,319	1,048,739
LHC Group, Inc. (b)	14,499	2,772,354
PetIQ, Inc. (b)	139,820	4,930,053
Progyny, Inc. (b)	51,444	2,289,772
		15,517,948
Health Care Technology (3.2%)
Omnicell, Inc. (b)	25,714	3,339,477
Simulations Plus, Inc.	13,441	850,009
Tabula Rasa HealthCare, Inc. (b)	31,385	1,445,279
Vocera Communications, Inc. (b)	30,851	1,186,530
		6,821,295
Life Sciences Tools & Services (1.5%)
NeoGenomics, Inc. (b)	46,287	2,232,422
Quanterix Corp. (b)	16,554	967,912
		3,200,334
Industrials (16.3%)
Aerospace & Defense (1.7%)
Mercury Systems, Inc. (b)	50,283	3,552,494
Air Freight & Logistics (1.0%)
Air Transport Services Group, Inc. (b)	71,717	2,098,440
Commercial Services & Supplies (3.8%)
Clean Harbors, Inc. (b)	30,171	2,536,174
The Brink’s Co.	72,300	5,728,329
		8,264,503
Construction & Engineering (1.3%)
Valmont Industries, Inc.	11,819	2,809,022
Electrical Equipment (2.2%)
EnerSys	28,681	2,604,235
Plug Power, Inc. (b)	60,265	2,159,897
		4,764,132
Machinery (4.5%)
Altra Industrial Motion Corp.	46,187	2,555,065
Desktop Metal, Inc. Class A (b)	29,756	443,364
John Bean Technologies Corp.	11,585	1,544,744
Kennametal, Inc.	70,700	2,825,879
Kornit Digital, Ltd. (b) (c)	7,887	781,759
RBC Bearings, Inc. (b)	7,488	1,473,414
		9,624,225
Road & Rail (1.8%)
Knight-Swift Transportation Holdings, Inc.	81,023	3,896,396
Information Technology (25.3%)
Communications Equipment (1.3%)
Viavi Solutions, Inc. (b)	183,979	2,888,470
Computers & Peripherals (1.3%)
NCR Corp. (b)	74,291	2,819,343
Interactive Media & Services (5.5%)
Five9, Inc. (b)	42,960	6,715,937
Mimecast, Ltd. (b) (c)	48,863	1,964,781

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities – continued

Q2 Holdings, Inc. (b)	32,473	$3,253,795
		11,934,513
IT Services (3.9%)
Evo Payments, Inc. - Class A (b)	75,415	2,075,421
Shift4 Payments, Inc. Class A (b)	52,052	4,268,784
Switch, Inc. Class A	126,827	2,062,207
		8,406,412
Semiconductors & Semiconductor Equipment (4.8%)
Allegro MicroSystems, Inc. (b)	77,954	1,976,134
Enphase Energy, Inc. (b)	16,284	2,640,614
Monolithic Power Systems, Inc.	11,039	3,899,085
SiTime Corp. (b)	17,390	1,714,654
		10,230,487
Software (8.5%)
Globant SA (b) (c)	24,235	5,031,429
LivePerson, Inc. (b)	49,894	2,631,410
Proofpoint, Inc. (b)	15,000	1,886,850
Sailpoint Technologies Holdings, Inc. (b)	34,288	1,736,344
Smartsheet, Inc. - Class A (b)	27,987	1,788,929
Varonis Systems, Inc. (b)	100,701	5,169,989
		18,244,951
Leisure and Consumer Staples (2.1%)
Food & Staples Retailing (0.9%)
BJ’s Wholesale Club Holdings, Inc. (b)	43,398	1,946,834
Food Products (1.2%)
Nomad Foods, Ltd. (b) (c)	93,952	2,579,922
Materials (0.4%)
Chemicals (0.4%)
Danimer Scientific, Inc. (b)	24,041	907,548
Total common stocks (cost: $143,497,110)		210,233,851
Short-Term Securities (2.3%)
Investment Companies (2.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.036%	4,894,999	4,894,999
Total short-term securities (cost: $4,894,999)		4,894,999
Total investments in securities (cost: $148,392,109) (d)		215,128,850
Cash and other assets in excess of liabilities (0.0%)		10,023
Total net assets (100.0%)		$215,138,873

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 4.8% of net assets in foreign securities at March 31, 2021.
(d)	At March 31, 2021 the cost of investments for federal income tax purposes was $148,940,397. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$68,955,268
Gross unrealized depreciation	(2,766,815)
Net unrealized appreciation	$66,188,453

See accompanying notes to investments in securities.

SFT Managed Volatility Equity Fund

Investments in Securities

March 31, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (89.2%)
Investment Companies (89.2%)
BlackRock Short Maturity Bond ETF	275,245	$13,814,546
iShares Core High Dividend ETF	672,277	63,792,364
iShares Edge MSCI Minimum Volatility EAFE ETF	1,160,203	84,683,217
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	358,085	22,616,649
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,600,382	110,730,431
iShares MSCI Germany ETF	531,232	17,764,398
Total mutual funds (cost: $256,694,107)		313,401,605
Short-Term Securities (7.1%)
Investment Companies (7.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.036%	24,997,583	24,997,583
Total investments excluding purchased options (cost: $281,691,690)		338,399,188
Total purchased options outstanding (0.0%) (cost: $114,804)		115,566
Total investments in securities (cost: $281,806,494) (c)		338,514,754
Cash and other assets in excess of liabilities (3.7%)		12,884,225
Total net assets (100.0%)		$351,398,979

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts On March 31, 2021, securities with an aggregate market value of $12,177,440 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	June 2021	93	Long	$18,105,198	$18,448,410	$343,212

(c)	At March 31, 2021 the cost of investments for federal income tax purposes was $284,282,677. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$54,585,903
Gross unrealized depreciation	(10,614)
Net unrealized appreciation	$54,575,289

Put Options Purchased: The Fund had the following call options purchased open at March 31, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$17	April 2021	3,502	$350,200	$70,040
CBOE Volatility Index	16	April 2021	3,502	350,200	35,020
CBOE Volatility Index	15	April 2021	3,502	350,200	10,506
					$115,566

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities

March 31, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.2%)
Consumer Discretionary (0.9%)
Hotels, Restaurants & Leisure (0.9)
Marriott International, Inc. - Class A	8,600	$1,273,746
Real Estate (98.3%)
Diversified REITs (2.1%)
Essential Properties Realty Trust, Inc.	60,000	1,369,800
VEREIT, Inc.	37,500	1,448,250
		2,818,050
Health Care REITs (10.3%)
CareTrust REIT, Inc.	46,400	1,080,424
Healthpeak Properties, Inc.	78,600	2,494,764
Omega Healthcare Investors, Inc.	26,500	970,695
Ventas, Inc.	81,496	4,346,997
Welltower, Inc.	71,200	5,100,056
		13,992,936
Hotels & Resort REITs (5.2%)
Host Hotels & Resorts, Inc.	139,746	2,354,720
MGM Growth Properties LLC	49,800	1,624,476
Park Hotels & Resorts, Inc.	56,800	1,225,744
Pebblebrook Hotel Trust	45,600	1,107,624
RLJ Lodging Trust	45,700	707,436
		7,020,000
Industrial REITs (11.1%)
Duke Realty Corp.	73,500	3,081,855
First Industrial Realty Trust, Inc.	36,400	1,666,756
ProLogis, Inc.	85,381	9,050,386
Terreno Realty Corp.	22,300	1,288,271
		15,087,268
Office REITs (7.9%)
Alexandria Real Estate Equities, Inc.	21,922	3,601,785
Boston Properties, Inc.	25,183	2,550,030
Highwoods Properties, Inc.	42,200	1,812,068
Kilroy Realty Corp.	41,536	2,726,008
		10,689,891
Residential REITs (22.4%)
American Homes 4 Rent - Class A	98,100	3,270,654
AvalonBay Communities, Inc.	31,626	5,835,313
Camden Property Trust	19,500	2,143,245
Equity Lifestyle Properties, Inc.	34,400	2,189,216
Equity Residential	31,500	2,256,345
Invitation Homes, Inc.	149,500	4,782,505
Mid-America Apartment Communities, Inc.	16,000	2,309,760
Sun Communities, Inc.	23,800	3,570,952
UDR, Inc.	93,900	4,118,454
		30,476,444
Retail REITs (10.9%)
Agree Realty Corp.	27,200	1,830,832
Brixmor Property Group, Inc.	112,100	2,267,783
Kimco Realty Corp.	91,600	1,717,500
National Retail Properties, Inc.	51,100	2,251,977
Realty Income Corp.	15,500	984,250
Regency Centers Corp.	5,314	301,357
Simon Property Group, Inc.	35,879	4,081,954
Weingarten Realty Investors	53,900	1,450,449
		14,886,102
Specialized REITs (28.4%)
American Tower Corp.	20,700	4,948,542
CyrusOne, Inc.	38,800	2,627,536
Digital Realty Trust, Inc.	25,700	3,619,588

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities – continued

Equinix, Inc.	15,134	$10,284,915
Extra Space Storage, Inc.	29,600	3,923,480
Life Storage, Inc.	24,050	2,067,097
Public Storage	22,500	5,552,100
QTS Realty Trust, Inc. - Class A	16,100	998,844
SBA Communications Corp.	2,400	666,120
VICI Properties, Inc.	139,241	3,932,166
		38,620,388
Total common stocks (cost: $115,914,241)		134,864,825
Short-Term Securities (0.6%)
Investment Companies (0.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.036%	879,074	879,074
Total short-term securities (cost: $879,074)		879,074
Total investments in securities (cost: $116,793,315) (b)		135,743,899
Cash and other assets in excess of liabilities (0.2%)		217,804
Total net assets (100.0%)		$135,961,703

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	At March 31, 2021 the cost of investments for federal income tax purposes was $118,744,641. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$17,409,157
Gross unrealized depreciation	(409,899)
Net unrealized appreciation	$16,999,258

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

March 31, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.3%)
Consumer Discretionary (8.9%)
Automobiles (1.3%)
General Motors Co.	48,234	$2,771,526
Entertainment (1.5%)
The Walt Disney Co. (b)	18,090	3,337,967
Hotels & Resort REITs (0.5%)
Hilton Worldwide Holdings, Inc.	9,993	1,208,353
Hotels, Restaurants & Leisure (2.5%)
Marriott International, Inc. - Class A	4,999	740,402
McDonald’s Corp.	3,774	845,904
Starbucks Corp.	12,500	1,365,875
Vail Resorts, Inc.	400	116,664
Yum! Brands, Inc.	23,369	2,528,059
		5,596,904
Media (0.7%)
Charter Communications, Inc. - Class A (b)	730	450,425
Comcast Corp. - Class A	14,200	768,362
Live Nation Entertainment, Inc. (b)	4,242	359,085
		1,577,872
Specialty Retail (2.4%)
AutoZone, Inc. (b)	340	477,462
L Brands, Inc.	8,544	528,532
Lowe’s Cos., Inc.	3,200	608,576
Ross Stores, Inc.	5,005	600,149
The Home Depot, Inc.	5,529	1,687,727
The TJX Cos., Inc.	20,038	1,325,514
		5,227,960
Consumer Staples (1.3%)
Food & Staples Retailing (0.5%)
Walgreens Boots Alliance, Inc.	5,000	274,500
Walmart, Inc.	6,200	842,146
		1,116,646
Food Products (0.2%)
Mondelez International, Inc. - Class A	8,700	509,211
Household Products (0.6%)
The Procter & Gamble Co.	9,700	1,313,671
Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
ConocoPhillips	4,700	248,959
Devon Energy Corp.	32,950	719,957
EOG Resources, Inc.	4,500	326,385
		1,295,301
Financial (20.9%)
Capital Markets (6.7%)
Morgan Stanley	116,896	9,078,143
The Charles Schwab Corp.	51,244	3,340,084
The Goldman Sachs Group, Inc.	7,114	2,326,278
		14,744,505
Commercial Banks (6.5%)
Bank of America Corp.	108,178	4,185,407
Citizens Financial Group, Inc.	15,397	679,777
JPMorgan Chase & Co.	23,197	3,531,279
The PNC Financial Services Group, Inc.	7,281	1,277,160
Truist Financial Corp.	6,000	349,920
Wells Fargo & Co.	107,537	4,201,471
		14,225,014

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Consumer Finance (0.0%)
American Express Co.	400	$56,576

Diversified Financial Services (1.4%)
Equitable Holdings, Inc.	96,553	3,149,559
Insurance (6.3%)
American International Group, Inc.	89,284	4,125,814
Chubb, Ltd. (c)	11,413	1,802,912
Loews Corp.	3,585	183,839
Marsh & McLennan Cos., Inc.	7,127	868,069
MetLife, Inc.	56,683	3,445,759
Principal Financial Group, Inc.	3,461	207,521
The Hartford Financial Services Group, Inc.	32,006	2,137,681
The Travelers Cos., Inc.	7,800	1,173,120
		13,944,715
Health Care (12.0%)
Biotechnology (0.7%)
AbbVie, Inc.	14,787	1,600,249

Health Care Equipment & Supplies (4.1%)
Abbott Laboratories	9,000	1,078,560
Danaher Corp.	16,951	3,815,331
Medtronic PLC (c)	21,321	2,518,650
Stryker Corp.	6,793	1,654,639
		9,067,180
Health Care Providers & Services (3.2%)
Anthem, Inc.	6,330	2,272,154
Centene Corp. (b)	2,946	188,279
HCA Healthcare, Inc.	15,211	2,864,840
UnitedHealth Group, Inc.	4,791	1,782,587
		7,107,860
Life Sciences Tools & Services (2.4%)
Agilent Technologies, Inc.	14,733	1,873,153
Thermo Fisher Scientific, Inc.	7,178	3,275,896
		5,149,049
Pharmaceuticals (1.6%)
AstraZeneca PLC ADR (c)	3,200	159,104
Bausch Health Cos., Inc. (b)	18,004	571,447
Elanco Animal Health, Inc. (b)	33,285	980,243
Eli Lilly & Co.	7,506	1,402,271
Merck & Co., Inc.	4,900	377,741
		3,490,806
Industrials (16.3%)
Air Freight & Logistics (1.6%)
FedEx Corp.	6,512	1,849,668
United Parcel Service, Inc. - Class B	9,335	1,586,857
		3,436,525
Airlines (0.8%)
Southwest Airlines Co.	27,371	1,671,273
Building Products (0.4%)
Johnson Controls International PLC	16,902	1,008,542
Construction & Engineering (1.1%)
Jacobs Engineering Group, Inc.	18,436	2,383,222
Electrical Equipment (0.8%)
Hubbell, Inc.	6,625	1,238,146
Schneider Electric SE (c)	3,798	581,408
		1,819,554
Industrial Conglomerates (5.1%)
General Electric Co.	597,920	7,850,690
Honeywell International, Inc.	15,331	3,327,900
		11,178,590

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Machinery (3.7%)
Caterpillar, Inc.	19,606	$4,546,043
Deere & Co.	9,039	3,381,852
Fortive Corp.	2,500	176,600
		8,104,495
Professional Services (1.0%)
United Rentals, Inc. (b)	7,000	2,305,170
Road & Rail (1.8%)
CSX Corp.	3,100	298,902
Norfolk Southern Corp.	10,319	2,770,858
Union Pacific Corp.	4,022	886,489
		3,956,249
Information Technology (20.7%)
Electronic Equipment, Instruments & Components (0.0%)
Keysight Technologies, Inc. (b)	244	34,990

Interactive Media & Services (5.7%)
Alphabet, Inc. - Class C (b)	5,458	11,290,582
Facebook, Inc. - Class A (b)	4,100	1,207,573
		12,498,155
IT Services (1.6%)
Fiserv, Inc. (b)	12,783	1,521,688
Visa, Inc. - Class A	9,400	1,990,262
		3,511,950
Semiconductors & Semiconductor Equipment (9.9%)
Analog Devices, Inc.	11,955	1,853,981
Applied Materials, Inc.	40,218	5,373,125
ASML Holding NV (c)	3,111	1,920,607
Broadcom, Inc.	5,825	2,700,819
Intel Corp.	10,300	659,200
KLA Corp.	2,704	893,402
Microchip Technology, Inc.	3,400	527,748
Micron Technology, Inc. (b)	17,839	1,573,578
NXP Semiconductors NV (c)	13,343	2,686,480
QUALCOMM, Inc.	20,659	2,739,177
Texas Instruments, Inc.	4,412	833,824
Xilinx, Inc.	900	111,510
		21,873,451
Software (3.5%)
Citrix Systems, Inc.	318	44,634
Microsoft Corp.	31,375	7,397,284
Salesforce.com, Inc. (b)	1,100	233,057
Synopsys, Inc. (b)	424	105,059
		7,780,034
Leisure and Consumer Staples (0.6%)
Food Products (0.6%)
Darling Ingredients, Inc. (b)	16,619	1,222,826
Materials (8.8%)
Chemicals (3.1%)
International Flavors & Fragrances, Inc.	6,539	912,910
Linde PLC (c)	13,390	3,751,075
PPG Industries, Inc.	11,411	1,714,617
The Sherwin-Williams Co.	750	553,507
		6,932,109
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	5,130	942,124
Containers & Packaging (4.9%)
Ball Corp.	5,800	491,492
International Paper Co.	65,125	3,521,309
Packaging Corp. of America	20,358	2,737,744
WestRock Co.	78,020	4,060,941
		10,811,486

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Metals & Mining (0.4%)
Freeport-McMoRan, Inc. (b)	13,627	$448,737
Southern Copper Corp. (c)	660	44,794
Teck Resources, Ltd. (c)	17,800	341,404
		834,935
Real Estate (3.4%)
Health Care REITs (0.6%)
Welltower, Inc.	18,443	1,321,072
Industrial REITs (1.7%)
ProLogis, Inc.	36,538	3,873,028
Specialized REITs (1.1%)
Equinix, Inc.	450	305,816
Weyerhaeuser Co.	58,582	2,085,519
		2,391,335
Utilities (5.8%)
Electric Utilities (2.6%)
Evergy, Inc.	11,000	654,830
FirstEnergy Corp.	4,400	152,636
NextEra Energy, Inc.	23,974	1,812,674
The Southern Co.	44,964	2,794,962
Xcel Energy, Inc.	2,400	159,624
		5,574,726
Independent Power Producers & Energy Traders (0.3%)
The AES Corp.	24,719	662,716
Multi-Utilities (2.9%)
Ameren Corp.	7,789	633,713
Dominion Energy, Inc.	3,995	303,460
DTE Energy Co.	1,900	252,966
Public Service Enterprise Group, Inc.	25,345	1,526,023
Sempra Energy	25,859	3,428,386
WEC Energy Group, Inc.	3,296	308,473
		6,453,021
Total common stocks (cost: $170,326,614)		219,072,502
Preferred Stocks (0.4%)
Communication Services (0.0%)
ViacomCBS, Inc., 5.750%	986	66,210
Utilities (0.4%)
The AES Corp. , 6.875%	4,813	497,183
The Southern Co. Series 2019, 6.750%	5,052	257,298
		754,481
Total Preferred Stocks (cost: $803,007)		820,691
Short-Term Securities (0.2%)
Investment Companies (0.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.036%	338,565	338,565
T. Rowe Price Reserve Investment Fund, current rate 0.040%	132,245	132,245
Total short-term securities (cost: $470,810)		470,810
Total investments in securities (cost: $171,600,431) (d)		220,364,003
Cash and other assets in excess of liabilities (0.1%)		270,123
Total net assets (100.0%)		$220,634,126

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 6.3% of net assets in foreign securities at March 31, 2021.
(d)	At March 31, 2021 the cost of investments for federal income tax purposes was $173,068,977. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$47,506,744
Gross unrealized depreciation	(211,718)
Net unrealized appreciation	$47,295,026

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities

March 31, 2021

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Communications (1.3%)
Diversified Telecommunication Services (1.3%)
Verizon Communications, Inc.	28,964	$1,684,256
Consumer Discretionary (14.6%)
Automobiles (0.4%)
Tesla, Inc. (b)	786	524,993
Hotels, Restaurants & Leisure (2.5%)
Airbnb, Inc. Class A (b)	2,501	470,038
Booking Holdings, Inc. (b)	432	1,006,491
McDonald’s Corp.	7,881	1,766,447
		3,242,976
Internet & Catalog Retail (5.4%)
Amazon.com, Inc. (b)	1,749	5,411,546
Netflix, Inc. (b)	3,316	1,729,825
		7,141,371
Media (2.5%)
The Walt Disney Co. (b)	17,924	3,307,336
Specialty Retail (1.5%)
The TJX Cos., Inc.	30,632	2,026,307
Textiles, Apparel & Luxury Goods (2.3%)
NIKE, Inc. - Class B	12,279	1,631,756
VF Corp.	17,227	1,376,782
		3,008,538
Consumer Staples (7.1%)
Beverages (2.5%)
Constellation Brands, Inc. - Class A	8,255	1,882,140
Monster Beverage Corp. (b)	15,570	1,418,271
		3,300,411
Food & Staples Retailing (1.4%)
Walmart, Inc.	13,716	1,863,044
Household Products (3.2%)
Colgate-Palmolive Co.	17,192	1,355,246
The Procter & Gamble Co.	20,698	2,803,130
		4,158,376
Energy (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
EOG Resources, Inc.	22,609	1,639,831
Financial (12.4%)
Capital Markets (3.3%)
BlackRock, Inc.	1,991	1,501,134
Morgan Stanley	28,881	2,242,899
The Charles Schwab Corp.	9,500	619,210
		4,363,243
Commercial Banks (6.2%)
Bank of America Corp.	79,563	3,078,293
JPMorgan Chase & Co.	22,784	3,468,408
The PNC Financial Services Group, Inc.	9,529	1,671,482
		8,218,183
Consumer Finance (1.3%)
American Express Co.	11,950	1,690,208
Insurance (1.6%)
Athene Holding, Ltd. - Class A (b) (c)	17,366	875,246
Chubb, Ltd. (c)	7,806	1,233,114
		2,108,360

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

Health Care (14.1%)
Biotechnology (0.8%)
Regeneron Pharmaceuticals, Inc. (b)	2,274	$1,075,920
Health Care Equipment & Supplies (5.3%)
Abbott Laboratories	11,048	1,323,993
Baxter International, Inc.	17,514	1,477,131
Becton Dickinson and Co.	5,322	1,294,044
Danaher Corp.	6,673	1,501,959
Hologic, Inc. (b)	18,061	1,343,377
		6,940,504
Health Care Providers & Services (3.2%)
Laboratory Corp. of America Holdings (b)	4,729	1,206,037
UnitedHealth Group, Inc.	8,175	3,041,672
		4,247,709
Life Sciences Tools & Services (1.4%)
Thermo Fisher Scientific, Inc.	3,992	1,821,869
Pharmaceuticals (3.4%)
Eli Lilly & Co.	11,767	2,198,311
Merck & Co., Inc.	29,833	2,299,826
		4,498,137
Industrials (8.7%)
Aerospace & Defense (1.1%)
Raytheon Technologies Corp.	19,788	1,529,019
Air Freight & Logistics (1.5%)
FedEx Corp.	6,920	1,965,557
Building Products (1.3%)
Fortune Brands Home & Security, Inc.	17,626	1,688,923
Commercial Services & Supplies (0.5%)
Republic Services, Inc.	6,239	619,844
Electrical Equipment (1.2%)
AMETEK, Inc.	12,245	1,564,054
Machinery (2.3%)
IDEX Corp.	6,680	1,398,258
Illinois Tool Works, Inc.	7,564	1,675,577
		3,073,835
Professional Services (0.8%)
Equifax, Inc.	6,140	1,112,138
Information Technology (34.7%)
Communications Equipment (1.2%)
Motorola Solutions, Inc.	8,703	1,636,599
Computers & Peripherals (5.2%)
Apple, Inc.	50,463	6,164,056
NetApp, Inc.	9,100	661,297
		6,825,353
Electronic Equipment, Instruments & Components (2.4%)
CDW Corp.	7,833	1,298,320
Corning, Inc.	41,608	1,810,364
		3,108,684
Interactive Media & Services (8.2%)
Alphabet, Inc. - Class A (b)	3,097	6,387,624
Facebook, Inc. - Class A (b)	12,228	3,601,513
GoDaddy, Inc. - Class A (b)	11,434	887,507
		10,876,644
IT Services (4.9%)
Fidelity National Information Services, Inc.	9,530	1,340,013
Global Payments, Inc.	7,058	1,422,752
Leidos Holdings, Inc.	14,617	1,407,325

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

Mastercard, Inc. - Class A	6,461	$2,300,439
		6,470,529
Semiconductors & Semiconductor Equipment (5.2%)
Advanced Micro Devices, Inc. (b)	14,466	1,135,581
KLA Corp.	3,766	1,244,286
QUALCOMM, Inc.	9,999	1,325,768
Teradyne, Inc.	6,990	850,543
Texas Instruments, Inc.	12,403	2,344,043
		6,900,221
Software (7.6%)
Microsoft Corp.	26,572	6,264,880
Salesforce.com, Inc. (b)	8,804	1,865,304
SS&C Technologies Holdings, Inc.	9,238	645,459
Workday, Inc. - Class A (b)	4,884	1,213,332
		9,988,975
Materials (1.3%)
Chemicals (1.3%)
PPG Industries, Inc.	11,336	1,703,347
Real Estate (1.7%)
Specialized REITs (1.7%)
American Tower Corp.	5,667	1,354,753
Gaming and Leisure Properties, Inc.	20,482	869,051
		2,223,804
Utilities (2.5%)
Electric Utilities (2.5%)
American Electric Power Co., Inc.	18,652	1,579,824
NextEra Energy, Inc.	22,955	1,735,628
		3,315,452
Total common stocks (cost: $84,094,886)		131,464,550
Short-Term Securities (0.4%)
Investment Companies (0.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.036%	580,392	580,392
Total short-term securities (cost: $580,392)		580,392
Total investments in securities (cost: $84,675,278) (d)		132,044,942
Liabilities in excess of cash and other assets (0.0%)		(59,152)
Total net assets (100.0%)		$131,985,790

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 1.6% of net assets in foreign securities at March 31, 2021.
(d)	At March 31, 2021 the cost of investments for federal income tax purposes was $84,756,743. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$47,766,624
Gross unrealized depreciation	(478,425)
Net unrealized appreciation	$47,288,199

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Investments in Securities

March 31, 2021

Investment Valuation

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Securian AM Valuation Committee (“the Valuation Committee”) under the supervision of the Trust’s Board of Trustees (the “Board”) and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Securian AM determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities are valued at market value. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Securian Funds Trust

Notes to Investments in Securities – continued

Interest Rate Swaps

The SFT International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate.

These agreements are executed on a registered exchange (“centrally cleared interest rate swaps”), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made.

Options Transactions

Each Fund (excluding the SFT Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

Securian Funds Trust

Notes to Investments in Securities – continued

The following is a summary of the levels used for as of March 31, 2021, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at March 31, 2021 using
Fund	Level 1	Level 2	Level 3	Total
SFT Core Bond Fund
Assets
Government Obligations	$—	$126,190,189	$—	$126,190,189
Asset-Backed Securities	—	64,421,375	—	64,421,375
Other Mortgage-Backed Securities	—	57,228,856	—	57,228,856
Corporate Obligations	—	237,471,845	—	237,471,845
Investment Companies	4,864,059	—	—	4,864,059
Total Investments	4,864,059	485,312,265	—	490,176,324

Other Financial Instruments*
Futures Contracts	1,155,497	—	—	1,155,497

Liabilities
Other Financial Instruments*
Futures Contracts	(1,810,307)	—	—	(1,810,307)
SFT Dynamic Managed Volatility Fund
Assets
Government Obligations	—	16,252,719	—	16,252,719
Other Mortgage-Backed Securities	—	1,637,654	—	1,637,654
Corporate Obligations	—	159,905,917	—	159,905,917
Purchased Options	$224,862	$—	$—	$224,862
Investment Companies	493,518,054	—	—	493,518,054
Total Investments	493,742,916	177,796,290	—	671,539,206

Other Financial Instruments*
Futures Contracts	2,091,752	—	—	2,091,752
SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	213,347,219		—	213,347,219
U.S. Government Obligations		999,976	—	999,976
Investment Companies	8,782,785	—	—	8,782,785
Total Investments	222,130,004	999,976	—	223,129,980

Other Financial Instruments*
Futures Contracts	37,375	—	—	37,375
SFT Index 500 Fund
Assets
Common Stocks	1,025,044,378	—	—	1,025,044,378
Investment Companies	20,082,399	—	—	20,082,399
Total Investments	1,045,126,777	—	—	1,045,126,777

Other Financial Instruments*
Futures Contracts	286,310	—	—	286,310

SFT International Bond Fund
Assets
Long-Term Debt Securities	—	64,134,433	—	64,134,433
Short-Term Debt Securities	—	12,020,035	—	12,020,035
Investment Companies	13,164,512	—	—	13,164,512
Total Investments	13,164,512	76,154,468	—	89,318,980
Other Financial Instruments*
Forward Foreign Currency Contracts	—	1,267,945	—	1,267,945

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(2,025,978)	—	(2,025,978)

SFT IvySM Growth Fund
Assets
Common Stocks	598,775,180	—	—	598,775,180
Investment Companies	4,653,361	—	—	4,653,361
Total Investments	603,428,541	—	—	603,428,541

SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	210,233,851	—	—	210,233,851
Investment Companies	4,894,999	—	—	4,894,999
Total Investments	215,128,850	—	—	215,128,850

SFT Managed Volatility Equity Fund
Assets
Investment Companies	338,399,188	—	—	338,399,188
Purchased Options	115,566	—	—	115,566
Total Investments	338,514,754	—	—	338,514,754

Other Financial Instruments*
Futures Contracts	343,212	—	—	343,212
SFT Real Estate Securities Fund
Assets
Common Stocks	134,864,825	—	—	134,864,825
Investment Companies	879,074	—	—	879,074
Total Investments	135,743,899	—	—	135,743,899

SFT T. Rowe Price Value Fund
Assets
Common Stocks	219,072,502	—	—	219,072,502
Preferred Stocks	820,691	—	—	820,691
Investment Companies	470,810	—	—	470,810
Total Investments	220,364,003	—	—	220,364,003

SFT Wellington Core Equity Fund
Assets
Common Stocks	$131,464,550	$—	$—	$131,464,550
Investment Companies	580,392	—	—	580,392
Total Investments	132,044,942	—	—	132,044,942

* Investments in Other Financial Instruments are derivatives instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Securian Funds Trust

Notes to Investments in Securities – continued

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Securian Funds Trust

Notes to Investments in Securities – continued

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts – Forward foreign currency contracts are traded in the over-the-counter derivative market, and interest rate swaps are generally centrally cleared. These contracts are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2 and 3 during the period.